Wilshire Income Opportunities Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 30.4%			Par		Value
Basic Materials - 1.6%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028 (Callable 05/11/2028)			$86,000		$86,197
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034) (a)			36,000		37,700
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026) (b)			200,000		207,000
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)			200,000		166,250
Capstone Copper Corp., 6.75%, 03/31/2033 (Callable 03/31/2028) (b)			45,000		44,775
Celanese US Holdings LLC
6.85%, 11/15/2028 (Callable 10/15/2028) (c)			75,000		78,000
6.50%, 04/15/2030 (Callable 04/15/2027)			5,000		5,100
6.75%, 04/15/2033 (Callable 04/15/2028)			5,000		5,127
Chemours Co., 5.75%, 11/15/2028 (Callable 04/11/2026) (b)			59,000		58,262
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (Callable 11/01/2026) (b)			75,000		75,000
6.75%, 04/15/2030 (Callable 05/01/2026) (b)			299,000		291,525
7.38%, 05/01/2033 (Callable 05/01/2028) (b)			230,000		225,113
7.63%, 01/15/2034 (Callable 01/15/2029) (b)			135,000		131,962
Corp. Nacional del Cobre de Chile
3.00%, 09/30/2029 (Callable 06/30/2029)			200,000		187,440
6.44%, 01/26/2036 (Callable 10/26/2035) (b)			200,000		210,259
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)			200,000		122,000
Ecolab, Inc., 4.30%, 06/15/2028 (Callable 05/15/2028)			74,000		74,173
Freeport-McMoRan, Inc., 5.45%, 03/15/2043 (Callable 09/15/2042)			480,000		454,170
Glencore Funding LLC, 5.20%, 07/01/2033 (Callable 05/01/2033) (b)			36,000		35,985
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)			200,000		206,618
Novelis Corp., 6.88%, 01/30/2030 (Callable 01/30/2027) (b)			10,000		10,050
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (b)			5,000		4,894
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/2044			200,000		141,810
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028 (Callable 02/14/2028)			43,000		43,168
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028) (b)			5,000		4,938
Suzano Netherlands BV, 5.50%, 01/15/2036 (Callable 10/15/2035)			37,000		35,760
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)			31,000		31,083
Volcan Cia Minera SAA, 8.50%, 10/28/2032 (Callable 10/28/2028) (b)			25,000		25,357
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 05/01/2026) (b)			20,000		18,400
					3,018,116

Communications - 2.2%
Airbnb, Inc., 5.25%, 03/16/2036 (Callable 12/16/2035)			35,000		34,956
Alphabet, Inc.
4.63%, 11/13/2032 (Callable 09/13/2032)		GBP	205,000		262,295
3.00%, 05/06/2033 (Callable 02/06/2033)		EUR	100,000		111,043
Altice France SA, 6.88%, 07/15/2032 (Callable 10/15/2026) (b)			9,897		9,377
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)			32,000		32,241
AT&T, Inc.
3.50%, 09/15/2053 (Callable 03/15/2053)			91,000		59,409
6.05%, 08/15/2056 (Callable 02/15/2056)			10,000		9,825
Bell Telephone Co. of Canada or Bell Canada, 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055 (Callable 06/15/2035)			35,000		35,423
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (Callable 05/01/2026) (b)			5,000		4,987
5.38%, 06/01/2029 (Callable 05/01/2026) (b)			75,000		73,781
4.75%, 03/01/2030 (Callable 05/01/2026) (b)			25,000		23,719
4.75%, 02/01/2032 (Callable 02/01/2027) (b)			20,000		18,050
4.25%, 01/15/2034 (Callable 01/15/2028) (b)			5,000		4,275
7.38%, 02/01/2036 (Callable 02/01/2031) (b)			5,000		4,938
Charter Communications Operating LLC / Charter Communications Operating Capital
5.75%, 04/01/2048 (Callable 10/01/2047)			125,000		104,063
5.13%, 07/01/2049 (Callable 01/01/2049)			265,000		202,628
6.70%, 12/01/2055 (Callable 06/01/2055)			30,000		28,616
Cipher Compute LLC, 7.13%, 11/15/2030 (Callable 11/15/2027) (b)			15,000		15,581
Cisco Systems, Inc., 4.55%, 02/24/2028 (Callable 01/24/2028)			97,000		97,943
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (Callable 05/01/2026) (b)			10,000		10,025
7.13%, 02/15/2031 (Callable 08/15/2027) (b)			20,000		20,900
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (b)(d)(e)			33,726		1,638
0.00%, 12/31/2030 (b)(d)(e)			97,403		674
Directv Financing LLC, 8.88%, 02/01/2030 (Callable 05/01/2026) (b)			60,000		59,625
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 05/01/2026) (b)			92,000		91,655
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027) (b)			20,000		19,300
5.13%, 06/01/2029			15,000		13,406
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)			10,000		10,750
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)			65,000		64,108
Flash Compute LLC, 7.25%, 12/31/2030 (Callable 12/31/2027) (b)			15,000		15,113
Getty Images, Inc., 10.50%, 11/15/2030 (Callable 11/15/2027) (b)			15,000		13,500
Gray Media, Inc.
9.63%, 07/15/2032 (Callable 07/15/2028) (b)			15,000		15,000
7.25%, 08/15/2033 (Callable 08/15/2028) (b)			15,000		15,038
Lamar Media Corp., 5.38%, 11/01/2033 (Callable 11/01/2028) (b)			20,000		19,550
Level 3 Financing, Inc., 6.88%, 06/30/2033 (Callable 06/30/2028) (b)			30,000		30,450
Match Group Holdings II LLC
5.63%, 02/15/2029 (Callable 04/11/2026) (b)			75,000		74,250
4.13%, 08/01/2030 (Callable 05/01/2026) (b)			60,000		55,425
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 05/01/2026) (b)			95,000		93,812
7.38%, 09/01/2031 (Callable 09/01/2027) (b)			5,000		5,075
Millicom International Cellular SA, 4.50%, 04/27/2031 (Callable 04/27/2026)			200,000		182,500
Motorola Solutions, Inc.
5.20%, 08/15/2032 (Callable 06/15/2032)			30,000		30,304
5.50%, 09/01/2044			14,000		13,324
NBN Co. Ltd., 3.38%, 11/29/2032 (Callable 08/29/2032)		EUR	100,000		113,518
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (Callable 11/15/2027) (b)			10,000		10,075
News Corp., 3.88%, 05/15/2029 (Callable 04/11/2026) (b)			180,000		173,475
Nexstar Media, Inc.
4.75%, 11/01/2028 (Callable 04/11/2026) (b)			120,000		117,600
6.50%, 09/15/2033 (Callable 03/15/2029) (b)			20,000		20,150
7.25%, 04/15/2034 (Callable 04/15/2029) (b)			5,000		5,012
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 01/15/2029 (Callable 05/01/2026) (b)			75,000		72,188
Sirius XM Radio LLC
4.00%, 07/15/2028 (Callable 04/11/2026) (b)			75,000		72,281
4.13%, 07/01/2030 (Callable 05/01/2026) (b)			40,000		37,500
5.88%, 04/15/2032 (Callable 04/15/2029) (b)			309,000		306,683
Snap, Inc., 6.88%, 03/15/2034 (Callable 09/15/2028) (b)			45,000		42,300
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (Callable 07/15/2035)			34,000		34,467
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)			73,000		70,025
2.70%, 03/15/2032 (Callable 12/15/2031)			70,000		62,120
5.50%, 01/15/2055 (Callable 07/15/2054)			37,000		34,053
5.25%, 06/15/2055 (Callable 12/15/2054)			24,000		21,267
5.88%, 11/15/2055 (Callable 05/15/2055)			19,000		18,446
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)			69,000		67,232
Univision Communications, Inc., 7.38%, 06/30/2030 (Callable 05/01/2026) (b)			20,000		19,500
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)			45,000		45,244
Verizon Communications, Inc., 5.75%, 11/30/2045 (Callable 05/30/2045)			45,000		43,562
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (b)			37,000		37,226
Virgin Media Secured Finance PLC, 4.25%, 01/15/2030 (Callable 04/11/2026)		GBP	100,000		116,733
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 05/01/2026) (b)			215,000		184,900
5.63%, 04/15/2032 (Callable 04/15/2027) (b)		EUR	150,000		159,062
6.75%, 01/15/2033 (Callable 10/15/2028) (b)			200,000		178,562
Wayfair LLC
7.25%, 10/31/2029 (Callable 10/31/2026) (b)			10,000		10,200
6.75%, 11/15/2032 (Callable 11/15/2028) (b)			10,000		10,075
Windstream Services LLC, 7.50%, 10/15/2033 (Callable 10/15/2028) (b)			10,000		10,300
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027) (b)			10,000		10,450
					4,092,778

Consumer, Cyclical - 2.4%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (Callable 05/01/2026) (b)			47,000		45,943
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028) (b)			20,000		19,800
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (b)			355,000		351,894
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (Callable 10/15/2028) (b)			15,000		14,775
7.75%, 10/15/2033 (Callable 10/15/2028) (b)			50,000		48,688
AutoZone, Inc., 5.13%, 06/15/2030 (Callable 05/15/2030)			34,000		34,506
Caesars Entertainment, Inc., 6.00%, 10/15/2032 (Callable 10/15/2027) (b)			65,000		59,719
Carnival Corp.
5.13%, 05/01/2029 (Callable 02/01/2029) (b)			12,000		11,880
5.75%, 01/15/2030 (Callable 10/15/2029) (b)		EUR	100,000		119,793
5.75%, 08/01/2032 (Callable 05/01/2032) (b)			20,000		19,925
6.13%, 02/15/2033 (Callable 02/15/2028) (b)			13,000		13,130
Cinemark USA, Inc., 5.25%, 07/15/2028 (Callable 05/01/2026) (b)			75,000		74,156
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (Callable 02/15/2027) (b)			35,000		35,481
6.75%, 09/15/2032 (Callable 09/15/2028) (b)			35,000		35,131
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027) (b)			15,000		15,450
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 05/01/2026) (b)			45,000		43,650
Delta Air Lines, Inc., 5.25%, 07/10/2030 (Callable 06/10/2030)			17,000		17,089
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 05/01/2026) (b)			10,000		8,725
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 05/01/2026) (b)			10,000		9,300
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)			270,000		234,637
Ford Motor Credit Co. LLC
5.63%, 10/09/2028		GBP	200,000		263,111
6.18%, 08/29/2031		GBP	120,000		158,331
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 04/16/2026) (b)			15,000		13,650
General Motors Financial Co., Inc.
4.35%, 01/17/2027 (Callable 10/17/2026)			58,000		57,915
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (Callable 09/30/2028) (f)			52,000		51,285
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)			54,000		52,785
4.60%, 01/08/2031 (Callable 12/08/2030)			36,000		35,457
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032 (Callable 08/15/2026) (b)			70,000		63,350
5.75%, 09/15/2033 (Callable 07/01/2028) (b)			15,000		14,906
Home Depot, Inc., 4.88%, 06/25/2027 (Callable 05/25/2027)			43,000		43,409
Honda Motor Co. Ltd., 4.44%, 07/08/2028 (Callable 06/08/2028)			82,000		81,629
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028) (b)			61,000		61,809
Installed Building Products, Inc., 5.63%, 02/01/2034 (Callable 02/01/2029) (b)			30,000		29,213
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027) (b)			160,000		151,200
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027) (b)			55,000		55,206
Light & Wonder International, Inc., 6.25%, 10/01/2033 (Callable 10/01/2028) (b)			70,000		68,425
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (Callable 09/15/2027) (b)			15,000		15,244
Lowe's Cos., Inc.
3.35%, 04/01/2027 (Callable 03/01/2027)			134,000		132,967
5.63%, 04/15/2053 (Callable 10/15/2052)			21,000		19,643
Marriott International, Inc./MD
4.50%, 10/15/2031 (Callable 09/15/2031)			36,000		35,502
5.30%, 05/15/2034 (Callable 02/15/2034)			36,000		36,315
Mattel, Inc., 5.00%, 11/17/2030 (Callable 10/17/2030)			36,000		35,716
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)			32,000		30,085
Michaels Cos., Inc., 8.50%, 03/15/2033 (Callable 03/15/2029) (b)			5,000		4,850
NCL Corp. Ltd.
5.88%, 01/15/2031 (Callable 09/15/2027) (b)			10,000		9,737
6.75%, 02/01/2032 (Callable 02/01/2028) (b)			160,000		158,800
6.25%, 09/15/2033 (Callable 09/15/2028) (b)			10,000		9,713
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)			75,000		75,188
8.50%, 06/01/2028 (Callable 03/01/2028) (b)			50,000		51,500
6.38%, 05/15/2030 (Callable 02/15/2030)			10,000		9,575
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (Callable 08/30/2030) (b)			20,000		19,115
O'Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)			35,000		34,578
Qnity Electronics, Inc., 6.25%, 08/15/2033 (Callable 08/15/2028) (b)			15,000		15,150
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028) (b)			10,000		10,137
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028) (b)			45,000		44,494
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (Callable 10/15/2027) (b)			10,000		9,950
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (Callable 10/15/2026) (b)			43,000		43,161
6.00%, 02/01/2033 (Callable 08/01/2027) (b)			215,000		216,881
5.38%, 01/15/2036 (Callable 10/15/2035)			31,000		30,421
Sabre GLBL, Inc.
10.75%, 11/15/2029 (Callable 05/01/2026) (b)			8,000		6,830
10.75%, 03/15/2030 (Callable 03/15/2027) (b)			10,000		8,275
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (Callable 04/11/2026) (b)			50,000		47,688
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026) (b)			15,000		13,837
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (Callable 05/15/2032) (b)			20,000		19,925
Tenneco, Inc., 8.00%, 11/17/2028 (Callable 05/01/2026) (b)			105,000		104,212
Toll Brothers Finance Corp., 4.35%, 02/15/2028 (Callable 11/15/2027)			51,000		50,745
Travel + Leisure Co.
4.50%, 12/01/2029 (Callable 09/01/2029) (b)			115,000		109,681
6.13%, 09/01/2033 (Callable 08/15/2028) (b)			55,000		53,900
United Airlines Holdings, Inc.
4.88%, 03/01/2029 (Callable 12/01/2028)			15,000		14,700
5.38%, 03/01/2031 (Callable 09/01/2030)			56,000		54,880
United Airlines, Inc., 4.63%, 04/15/2029 (Callable 10/15/2028) (b)			36,000		35,178
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026) (b)			60,000		61,650
Viking Cruises Ltd., 5.88%, 10/15/2033 (Callable 10/15/2028) (b)			70,000		68,862
Voyager Parent LLC, 9.25%, 07/01/2032 (Callable 07/01/2028) (b)			15,000		15,488
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)			10,000		9,675
4.28%, 03/15/2032 (Callable 12/15/2031)			5,000		4,413
5.05%, 03/15/2042 (Callable 09/15/2041)			10,000		6,600
Whirlpool Corp., 6.50%, 06/15/2033 (Callable 03/15/2033)			15,000		14,175
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029) (b)			42,000		41,212
4.63%, 01/31/2032 (Callable 10/01/2026)			125,000		119,375
					4,325,376

Consumer, Non-cyclical - 3.9%
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)			65,000		57,947
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 05/01/2026) (b)			75,000		74,156
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)			153,000		140,832
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031			200,000		177,158
Agrosuper SA, 4.60%, 01/20/2032 (Callable 10/20/2031)			150,000		141,375
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (Callable 05/01/2026) (b)			75,000		71,344
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)		EUR	100,000		111,096
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027) (b)			40,000		41,050
Amgen, Inc.
5.15%, 03/02/2028 (Callable 02/02/2028)			140,000		142,026
5.75%, 03/02/2063 (Callable 09/02/2062)			63,000		59,907
Augusta SpinCo Corp., 5.25%, 03/23/2036 (Callable 12/23/2035)			14,000		13,947
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.75%, 04/01/2028 (Callable 04/11/2026) (b)			75,000		72,750
8.00%, 02/15/2031 (Callable 11/15/2026) (b)			45,000		44,325
BAT Capital Corp.
5.63%, 08/15/2035 (Callable 05/15/2035)			35,000		36,004
4.54%, 08/15/2047 (Callable 02/15/2047)			43,000		34,651
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 04/11/2026) (b)			40,000		41,200
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (Callable 04/16/2026) (b)			10,000		6,500
14.00%, 10/15/2030 (Callable 04/11/2026) (b)			1,000		950
Becton Dickinson & Co., 4.69%, 02/13/2028 (Callable 01/13/2028)			86,000		86,307
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035) (b)			200,000		198,645
Block Financial LLC, 5.38%, 09/15/2032 (Callable 07/15/2032)			38,000		36,830
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)			41,000		39,509
Cardinal Health, Inc.
4.60%, 03/15/2043			35,000		30,069
4.50%, 11/15/2044 (Callable 05/15/2044)			5,000		4,177
Centene Corp.
4.63%, 12/15/2029 (Callable 05/01/2026)			45,000		42,429
3.38%, 02/15/2030 (Callable 04/16/2026)			195,000		174,622
3.00%, 10/15/2030 (Callable 07/15/2030)			210,000		183,939
2.50%, 03/01/2031 (Callable 12/01/2030)			155,000		129,417
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (Callable 04/16/2026) (b)			20,000		19,750
Concentra Health Services, Inc., 6.88%, 07/15/2032 (Callable 07/15/2027) (b)			50,000		51,625
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 04/11/2026) (b)			205,000		205,769
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026) (b)			20,000		20,225
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030) (b)			35,000		35,233
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)			25,000		20,110
Eli Lilly & Co., 4.55%, 02/12/2028 (Callable 01/12/2028)			66,000		66,500
Garda World Security Corp.
6.50%, 01/15/2031 (Callable 11/15/2027) (b)			15,000		15,150
8.25%, 08/01/2032 (Callable 08/01/2027) (b)			45,000		44,831
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031 (Callable 12/15/2030)			34,000		34,095
Global Medical Response, Inc., 7.38%, 10/01/2032 (Callable 10/01/2028) (b)			50,000		51,750
Global Payments, Inc., 5.55%, 11/15/2035 (Callable 08/15/2035)			18,000		17,270
Graham Holdings Co., 5.63%, 12/01/2033 (Callable 12/01/2028) (b)			25,000		24,313
HCA, Inc., 5.60%, 04/01/2034 (Callable 01/01/2034)			285,000		291,090
Herc Holdings, Inc.
7.00%, 06/15/2030 (Callable 06/15/2027) (b)			15,000		15,319
5.75%, 03/15/2031 (Callable 03/15/2028) (b)			5,000		4,906
6.00%, 03/15/2034 (Callable 03/15/2029) (b)			5,000		4,831
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)			29,000		28,701
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/2037 (Callable 12/10/2036) (b)			11,000		11,012
6.25%, 03/01/2056 (Callable 09/01/2055)			35,000		34,084
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 04/01/2033 (Callable 01/01/2033)			36,000		37,060
Johnson & Johnson, 4.55%, 03/01/2028 (Callable 02/01/2028)			63,000		63,673
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)			200,000		194,750
Kraft Heinz Foods Co.
3.25%, 03/15/2033 (Callable 12/15/2032)		EUR	135,000		147,848
6.88%, 01/26/2039			90,000		96,792
7.13%, 08/01/2039 (b)			95,000		103,382
4.38%, 06/01/2046 (Callable 12/01/2045)			250,000		194,051
Kroger Co., 5.65%, 09/15/2064 (Callable 03/15/2064)			36,000		33,317
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)			66,000		65,090
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027) (b)			20,000		20,375
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 04/23/2026) (b)			200,000		177,347
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034) (b)			65,000		65,439
5.70%, 05/01/2055 (Callable 11/01/2054) (b)			36,000		35,011
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 05/01/2026) (b)			10,000		9,875
Medline Borrower LP, 5.25%, 10/01/2029 (Callable 05/01/2026) (b)			66,000		65,175
Merck & Co., Inc., 5.70%, 09/15/2055 (Callable 03/15/2055)			44,000		43,496
Novartis Capital Corp., 5.70%, 03/18/2056 (Callable 09/18/2055)			37,000		37,241
Performance Food Group, Inc., 5.63%, 03/01/2034 (Callable 03/01/2029) (b)			110,000		105,875
Philip Morris International, Inc.
5.38%, 02/15/2033 (Callable 11/15/2032)			34,000		34,892
5.25%, 02/13/2034 (Callable 11/13/2033)			33,000		33,574
Post Holdings, Inc.
4.50%, 09/15/2031 (Callable 09/15/2026) (b)			5,000		4,631
6.38%, 03/01/2033 (Callable 09/01/2027) (b)			320,000		315,200
6.25%, 10/15/2034 (Callable 10/15/2029) (b)			81,000		79,380
6.50%, 03/15/2036 (Callable 03/15/2031) (b)			105,000		102,638
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 05/01/2026) (b)			75,000		72,469
Quest Diagnostics, Inc.
4.60%, 12/15/2027 (Callable 11/15/2027)			87,000		87,321
5.00%, 12/15/2034 (Callable 09/15/2034)			69,000		68,056
Radiology Partners, Inc., 8.50%, 07/15/2032 (Callable 07/15/2028) (b)			25,000		24,781
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034)			36,000		35,854
Royalty Pharma PLC
5.15%, 09/02/2029 (Callable 08/02/2029)			33,000		33,531
5.95%, 09/25/2055 (Callable 03/25/2055)			22,000		21,207
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036 (e)			293,333		222,933
Select Medical Corp., 6.25%, 12/01/2032 (Callable 12/01/2027) (b)			5,000		4,738
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)			91,000		91,574
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)			28,000		28,201
Stryker Corp.
4.70%, 02/10/2028 (Callable 01/10/2028)			47,000		47,332
3.65%, 03/07/2028 (Callable 12/07/2027)			54,000		53,319
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036			35,000		36,050
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 05/09/2030 (Callable 02/09/2030)		EUR	135,000		155,766
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046			51,000		37,804
Triton Container International Ltd. / TAL International Container Corp., 5.15%, 02/15/2033 (Callable 12/15/2032)			37,000		36,199
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 05/01/2026) (b)			51,000		50,873
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 04/11/2026)			110,000		104,225
3.88%, 02/15/2031 (Callable 04/11/2026)			195,000		183,544
5.38%, 11/15/2033 (Callable 11/15/2028) (b)			10,000		9,763
UnitedHealth Group, Inc., 2.95%, 10/15/2027			77,000		75,556
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (b)			40,000		39,750
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)			37,000		36,635
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026) (b)			15,000		15,563
VSP Optical Group, Inc., 5.45%, 12/01/2035 (Callable 09/01/2035) (b)			26,000		25,810
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026) (b)			15,000		15,150
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027) (b)			30,000		30,600
Williams Scotsman, Inc., 6.63%, 06/15/2029 (Callable 06/15/2026) (b)			75,000		75,563
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027			95,000		95,364
Zoetis, Inc., 4.70%, 02/01/2043 (Callable 08/01/2042)			14,000		12,423
					7,083,792

Energy - 4.3%
AI Candelaria -spain- SA, 7.50%, 12/15/2028 (Callable 09/15/2028)			147,916		149,580
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034) (b)			150,000		146,511
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/2034 (Callable 01/01/2029) (b)			25,000		24,625
APA Corp., 6.10%, 02/15/2035 (Callable 11/15/2034)			17,000		17,366
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (Callable 09/01/2027) (b)			30,000		30,525
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.00%, 06/15/2036 (Callable 03/15/2036)			30,000		29,288
BP Capital Markets PLC, 6.00% to 02/19/2030 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.73%, Perpetual (Callable 11/19/2029)		GBP	120,000		158,434
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026) (b)			15,000		15,375
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)		CAD	100,000		71,757
5.40%, 03/20/2036 (Callable 12/20/2035)			18,000		17,840
6.75%, 11/15/2039			434,000		471,068
5.40%, 06/15/2047 (Callable 12/15/2046)			107,000		95,235
Cheniere Energy, Inc.
4.63%, 10/15/2028 (Callable 04/11/2026)			64,000		63,760
5.65%, 04/15/2034 (Callable 10/15/2033)			70,000		71,997
6.00%, 07/30/2056 (Callable 01/30/2056) (b)			3,000		2,972
Chord Energy Corp.
6.00%, 10/01/2030 (Callable 10/01/2027) (b)			10,000		10,100
6.75%, 03/15/2033 (Callable 03/15/2028) (b)			20,000		20,600
Civitas Resources, Inc., 8.75%, 07/01/2031 (Callable 07/01/2026) (b)			165,000		172,219
CNX Resources Corp., 5.88%, 03/01/2034 (Callable 03/01/2029) (b)			20,000		19,450
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (b)			21,000		20,879
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (b)			115,000		120,949
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030) (b)			162,000		164,419
2.88%, 04/01/2032 (Callable 01/01/2032) (b)			376,000		328,519
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 05/05/2026)			200,000		189,750
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 04/11/2026) (b)			50,000		51,563
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)			75,000		75,487
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)			36,000		33,829
Ecopetrol SA, 5.88%, 11/02/2051 (Callable 05/02/2051)			200,000		139,000
Enbridge, Inc.
4.60%, 06/20/2028 (Callable 05/20/2028)			69,000		69,128
5.45%, 03/27/2036 (Callable 12/27/2035)			15,000		15,113
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)			140,000		146,300
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)			165,000		183,864
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)			354,000		358,453
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)			185,000		193,168
Enterprise Products Operating LLC, 4.30%, 06/20/2028 (Callable 05/20/2028)			100,000		100,041
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030) (b)			350,000		325,058
5.75%, 02/01/2034 (Callable 11/01/2033)			55,000		56,467
Expand Energy Corp.
6.75%, 04/15/2029 (Callable 04/15/2026) (b)			22,000		22,013
4.75%, 02/01/2032 (Callable 02/01/2027)			18,000		17,566
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)			167,652		169,417
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (Callable 04/15/2035) (b)			15,000		15,320
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027) (b)			35,000		36,050
GNL Quintero SA, 4.63%, 07/31/2029			82,400		82,039
Guara Norte Sarl, 5.20%, 06/15/2034			147,330		142,685
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026) (b)			30,000		30,713
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027) (b)			30,000		30,525
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/2035 (Callable 02/15/2030) (b)			15,000		14,925
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038			16,000		17,824
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)			55,000		54,117
Kodiak Gas Services LLC
7.25%, 02/15/2029 (Callable 04/10/2026) (b)			30,000		31,095
6.50%, 10/01/2033 (Callable 10/01/2028) (b)			10,000		10,075
6.75%, 10/01/2035 (Callable 10/01/2030) (b)			10,000		10,150
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028) (b)			75,000		78,563
Matador Resources Co.
6.50%, 04/15/2032 (Callable 04/15/2027) (b)			20,000		20,150
6.00%, 04/15/2034 (Callable 04/15/2029) (b)			5,000		4,963
MPLX LP, 5.30%, 04/01/2036 (Callable 01/01/2036)			19,000		18,599
Nabors Industries, Inc.
9.13%, 01/31/2030 (Callable 05/31/2026) (b)			10,000		10,475
7.63%, 11/15/2032 (Callable 11/15/2028) (b)			10,000		10,200
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 04/11/2026) (b)			10,000		10,275
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (Callable 06/15/2026) (b)			45,000		46,687
Occidental Petroleum Corp.
7.50%, 05/01/2031			70,000		77,700
6.45%, 09/15/2036			65,000		69,225
6.20%, 03/15/2040			205,000		208,735
ONEOK, Inc., 4.55%, 07/15/2028 (Callable 04/15/2028)			17,000		17,014
Ovintiv, Inc.
6.50%, 08/15/2034			190,000		201,742
6.50%, 02/01/2038			160,000		166,880
Permian Resources Operating LLC, 6.25%, 02/01/2033 (Callable 08/01/2027) (b)			35,000		35,656
Peru LNG Srl, 5.38%, 03/22/2030			133,360		129,359
Petrobras Global Finance BV, 5.13%, 09/10/2030 (Callable 08/10/2030)			50,000		48,862
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056 (Callable 12/15/2035)			85,000		84,363
SM Energy Co.
6.75%, 08/01/2029 (Callable 08/01/2026) (b)			75,000		75,844
7.00%, 08/01/2032 (Callable 08/01/2027) (b)			20,000		20,350
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)			90,000		93,600
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035) (b)			17,000		17,140
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (Callable 09/18/2030) (b)			135,000		137,194
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029 (Callable 04/16/2026)			75,000		72,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029 (Callable 05/01/2026) (b)			15,000		15,375
6.75%, 03/15/2034 (Callable 03/15/2029) (b)			10,000		10,013
Targa Resources Corp., 4.35%, 01/15/2029 (Callable 12/15/2028)			18,000		17,875
TransCanada PipeLines Ltd.
6.20%, 10/15/2037			95,000		100,224
7.25%, 08/15/2038			42,000		47,766
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)			170,000		172,338
TransCanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)			140,000		137,025
Var Energi ASA, 6.50%, 05/22/2035 (Callable 02/22/2035) (b)			200,000		210,927
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 04/11/2026) (b)			10,000		10,225
9.50%, 02/01/2029 (Callable 11/01/2028) (b)			75,000		81,000
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029) (b)			225,000		224,156
8.38%, 06/01/2031 (Callable 06/01/2026) (b)			10,000		10,400
9.88%, 02/01/2032 (Callable 02/01/2027) (b)			10,000		10,763
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (Callable 09/15/2030) (b)			5,000		5,131
7.50%, 05/01/2033 (Callable 12/01/2032) (b)			5,000		5,481
6.50%, 01/15/2034 (Callable 07/15/2033) (b)			15,000		15,638
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)			12,000		12,000
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027) (b)			5,000		5,100
WBI Operating LLC, 6.50%, 10/15/2033 (Callable 10/15/2028) (b)			25,000		24,750
Weatherford International Ltd., 6.75%, 10/15/2033 (Callable 10/15/2028) (b)			30,000		30,600
Western Midstream Operating LP, 5.50%, 12/15/2035 (Callable 09/15/2035)			18,000		17,627
Williams Cos., Inc.
5.30%, 09/30/2035 (Callable 06/30/2035)			136,000		135,335
5.95%, 03/15/2056 (Callable 09/15/2055)			35,000		34,279
					7,835,745

Financial - 8.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (Callable 07/01/2028) (b)			25,000		23,875
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)			150,000		156,718
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)			150,000		149,601
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)			47,000		47,869
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (Callable 05/01/2026) (b)			75,000		75,094
6.50%, 10/01/2031 (Callable 10/01/2027) (b)			15,000		14,681
American Express Co.
5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027 (Callable 07/28/2026)			64,000		64,163
5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041 (Callable 11/08/2035)			45,000		44,552
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)			69,000		68,512
5.25%, 07/15/2028 (Callable 06/15/2028)			24,000		24,408
3.63%, 05/30/2032 (Callable 03/30/2032)		EUR	105,000		118,821
5.55%, 07/15/2033 (Callable 04/15/2033)			65,000		66,633
3.70%, 10/15/2049 (Callable 04/15/2049)			25,000		17,858
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 04/16/2026) (b)			15,000		15,000
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.25%, 04/15/2030 (Callable 05/01/2026) (b)			10,000		9,425
9.75%, 04/15/2030 (Callable 04/15/2027) (b)			5,000		5,281
Aon North America, Inc.
5.13%, 03/01/2027 (Callable 02/01/2027)			67,000		67,335
5.75%, 03/01/2054 (Callable 09/01/2053)			20,000		19,147
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)			20,000		20,198
5.55%, 02/15/2055 (Callable 08/15/2054)			22,000		20,510
Athene Global Funding
4.72%, 10/08/2029 (b)			31,000		30,459
5.03%, 07/17/2030 (b)			19,000		18,762
Athene Holding Ltd.
6.25%, 04/01/2054 (Callable 10/01/2053)			23,000		21,056
6.63%, 05/19/2055 (Callable 11/19/2054)			27,000		26,011
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029) (b)			47,000		47,701
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (Callable 10/18/2027) (b)			31,000		29,968
5.75%, 03/01/2029 (Callable 02/01/2029) (b)			71,000		72,612
Azorra Finance Ltd.
7.75%, 04/15/2030 (Callable 10/15/2026) (b)			15,000		15,338
7.25%, 01/15/2031 (Callable 07/15/2027) (b)			25,000		25,219
Banco de Credito del Peru SA, 3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)			200,000		196,704
Banco Internacional del Peru SAA Interbank, 6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030) (b)			150,000		152,056
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031) (b)			200,000		205,500
Banco Santander Chile, 4.55%, 11/20/2030 (Callable 10/20/2030) (b)			150,000		148,010
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)			46,000		45,600
2.55% to 02/04/2027 then SOFR + 1.05%, 02/04/2028 (Callable 02/04/2027)			74,000		72,875
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)			79,000		78,420
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 05/01/2030)			213,000		218,325
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)			26,000		26,403
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)			32,000		32,491
Bank of Montreal
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)		CAD	270,000		202,975
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)			330,000		338,302
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085 (Callable 11/26/2030)			200,000		200,080
Bank of New York Mellon Corp.
5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual (Callable 03/20/2031)			29,000		28,384
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)			56,000		57,118
Bank of Nova Scotia
4.81% to 02/02/2033 then SOFR + 1.05%, 02/02/2034 (Callable 02/02/2033)			23,000		22,652
8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)			200,000		207,985
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085 (Callable 10/27/2035)			245,000		243,358
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)			200,000		201,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88% to 09/13/2029 then 5 yr. CMT Rate + 4.31%, 09/13/2034 (Callable 09/13/2029)			200,000		194,692
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)		GBP	120,000		106,120
BNP Paribas SA, 6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (Callable 12/15/2033) (b)			200,000		192,250
Brown & Brown, Inc.
4.70%, 06/23/2028 (Callable 05/23/2028)			73,000		73,081
6.25%, 06/23/2055 (Callable 12/12/2054)			14,000		13,912
Canadian Imperial Bank of Commerce
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085 (Callable 10/28/2030)			200,000		201,799
6.50% to 07/28/2031 then 5 yr. CMT Rate + 2.73%, 07/28/2086 (Callable 07/28/2031)			200,000		194,911
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)			50,000		49,197
Charles Schwab Corp., 4.34% to 11/14/2030 then SOFR + 0.94%, 11/14/2031 (Callable 11/14/2030)			18,000		17,746
Citigroup, Inc.
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual (Callable 08/15/2030)			19,000		19,071
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)			30,000		30,107
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)			21,000		20,791
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)			77,000		69,601
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035 (Callable 06/01/2030)			110,000		113,302
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)			45,000		44,552
Equinix, Inc., 2.95%, 09/15/2051 (Callable 03/15/2051)			58,000		35,068
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)			36,000		35,157
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)			36,000		36,030
First Citizens BancShares, Inc./NC
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual (Callable 12/15/2030)			305,000		304,238
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)			170,000		165,538
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035 (Callable 12/01/2030)			100,000		100,314
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)			44,000		44,324
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035 (Callable 06/15/2030)			70,000		71,736
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027) (b)			50,000		48,203
Flagstar Bank NA, 6.71% (3 mo. Term SOFR + 3.04%), 11/06/2028 (Callable 05/06/2026)			60,000		57,837
Focus Financial Partners LLC, 6.75%, 09/15/2031 (Callable 09/15/2027) (b)			50,000		49,750
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (Callable 04/01/2028) (b)			5,000		4,906
Gabx Leasing LLC, 4.63%, 04/15/2031 (Callable 03/15/2031) (b)			21,000		20,685
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 05/01/2026) (b)			30,000		30,525
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 05/01/2026) (b)			65,000		65,894
GLP Capital LP / GLP Financing II, Inc., 5.63%, 03/01/2036 (Callable 12/01/2035)			29,000		28,113
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)			16,000		16,280
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031 (Callable 10/21/2030)			37,000		36,303
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032 (Callable 01/21/2031)			5,000		4,927
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036 (Callable 10/21/2035)			35,000		33,944
Guardian Life Global Funding, 4.80%, 04/28/2030 (b)			30,000		30,121
Host Hotels & Resorts LP, 3.50%, 09/15/2030 (Callable 06/15/2030)			30,000		28,173
HSBC Holdings PLC
5.25% (SOFR + 1.57%), 05/13/2031 (Callable 05/13/2030)			235,000		238,501
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031)			200,000		199,250
7.00% to 03/24/2036 then 5 yr. CMT Rate + 2.80%, Perpetual (Callable 09/24/2035)			265,000		263,013
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026) (b)			15,000		15,356
Huntington Bancshares, Inc./OH
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual (Callable 10/15/2030)			330,000		323,400
2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036 (Callable 08/15/2031)			21,000		18,010
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual (Callable 11/16/2032)			200,000		200,250
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027 (Callable 10/22/2026)			92,000		92,835
4.51% (SOFR + 0.86%), 10/22/2028 (Callable 10/22/2027)			88,000		87,976
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)			31,000		31,619
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)			69,000		70,065
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)			23,000		23,322
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036 (Callable 10/22/2035)			37,000		35,905
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 09/27/2035)			200,000		191,500
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028) (b)			37,000		37,144
5.15%, 03/17/2030 (Callable 02/17/2030) (b)			37,000		36,778
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027 (Callable 10/08/2027)			70,000		70,289
4.95%, 03/15/2036 (Callable 12/15/2035)			17,000		16,749
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)			30,000		30,283
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)			62,000		61,454
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)			18,000		17,787
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)			18,000		17,661
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)			18,000		18,447
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)			35,000		35,665
Navient Corp., 5.00%, 03/15/2027 (Callable 09/15/2026)			75,000		73,219
New York Life Insurance Co., 6.75%, 11/15/2039 (b)			15,000		16,655
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031 (Callable 11/01/2030)			39,000		35,965
OneMain Finance Corp.
3.88%, 09/15/2028 (Callable 05/01/2026)			75,000		71,063
7.50%, 05/15/2031 (Callable 05/15/2027)			20,000		20,025
6.50%, 03/15/2033 (Callable 09/15/2028)			20,000		19,125
Oversea-Chinese Banking Corp. Ltd., 4.60% to 06/15/2027 then 5 yr. CMT Rate + 1.58%, 06/15/2032 (Callable 06/15/2027)			200,000		200,074
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027) (b)			85,000		85,425
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.88%, 05/15/2029 (Callable 05/01/2026) (b)			75,000		72,000
7.00%, 02/01/2030 (Callable 08/01/2026) (b)			30,000		30,375
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (Callable 05/01/2026) (b)			75,000		71,063
7.88%, 12/15/2029 (Callable 12/15/2026) (b)			20,000		20,300
6.88%, 05/15/2032 (Callable 05/15/2028) (b)			30,000		28,838
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032 (Callable 06/15/2032)			38,000		38,275
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual (Callable 09/15/2026)			125,000		121,875
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036 (Callable 07/21/2035)			23,000		23,113
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041 (Callable 01/25/2036)			15,000		14,693
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)			140,000		145,127
PRA Group, Inc., 8.38%, 02/01/2028 (Callable 04/11/2026) (b)			75,000		75,281
Progressive Corp., 5.15%, 03/26/2036 (Callable 12/26/2035)			36,000		36,062
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)			110,000		114,652
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 06/15/2033 (Callable 06/15/2028) (b)			25,000		25,344
5.75%, 03/15/2034 (Callable 03/15/2029) (b)			5,000		4,931
Rocket Cos., Inc., 6.38%, 08/01/2033 (Callable 08/01/2028) (b)			15,000		15,131
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)		CAD	400,000		278,332
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028 (Callable 03/27/2027)			50,000		50,130
4.52% to 10/18/2027 then SOFR + 0.86%, 10/18/2028 (Callable 10/18/2027)			113,000		113,080
4.31% to 11/03/2030 then SOFR + 0.98%, 11/03/2031 (Callable 11/03/2030)			73,000		71,783
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)			200,000		190,732
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085 (Callable 08/24/2030)			85,000		85,943
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086 (Callable 05/24/2033)			300,000		292,063
Sabra Health Care LP, 3.20%, 12/01/2031 (Callable 09/01/2031)			19,000		17,124
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (Callable 10/01/2030)			130,000		129,380
Societe Generale SA
8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029) (b)			200,000		205,250
7.13% to 01/15/2036 then 5 yr. CMT Rate + 2.95%, Perpetual (Callable 07/15/2035) (a)(b)			200,000		191,250
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)			70,000		73,979
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (Callable 08/15/2030)			145,000		142,611
Standard Chartered PLC, 7.00% to 05/14/2036 then 5 yr. CMT Rate + 2.87%, Perpetual (Callable 11/14/2035) (b)			200,000		195,250
Starwood Property Trust, Inc., 5.25%, 10/15/2028 (Callable 07/15/2028) (b)			25,000		24,722
Store Capital LLC, 4.95%, 02/11/2031 (Callable 01/11/2031) (b)			6,000		5,939
SURA Asset Management SA, 6.35%, 05/13/2032 (Callable 03/13/2032) (b)			200,000		209,557
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055) (b)			14,000		14,003
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036 (Callable 01/15/2031)			250,000		248,088
Toronto-Dominion Bank
4.98%, 04/05/2027			73,000		73,550
4.93%, 10/15/2035			36,000		35,194
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)			205,000		212,787
Travelers Cos., Inc., 4.60%, 08/01/2043			16,000		14,005
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)			66,000		66,896
UBS Group AG
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034) (b)			200,000		196,500
7.00% to 07/08/2036 then USISSO05 + 3.32%, Perpetual (Callable 01/08/2036) (b)			405,000		390,319
United Overseas Bank Ltd., 2.00% to 10/14/2026 then 5 yr. CMT Rate + 1.23%, 10/14/2031 (Callable 10/14/2026)			200,000		197,372
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (Callable 06/15/2028) (b)			15,000		15,281
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)			120,000		116,850
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)			100,000		98,162
5.63%, 04/01/2035 (Callable 01/01/2035)			150,000		148,452
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 04/11/2026) (b)			71,000		69,786
4.13%, 08/15/2030 (Callable 05/01/2026) (b)			165,000		157,663
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)			78,000		77,229
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)			107,000		108,867
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)		EUR	100,000		116,163
4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036 (Callable 09/15/2035)			37,000		35,985
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)			137,000		132,859
Willis North America, Inc., 4.55%, 03/15/2031 (Callable 02/15/2031)			20,000		19,721
					14,899,470

Government - 0.8%
Asian Infrastructure Investment Bank, 7.00%, 03/01/2029		INR	20,300,000		210,922
European Bank for Reconstruction & Development, 6.30%, 10/26/2027		INR	11,300,000		116,799
Indonesia Government International Bond, 1.10%, 03/12/2033		EUR	100,000		92,763
Inter-American Development Bank
7.00%, 01/25/2029		INR	11,000,000		114,499
7.35%, 10/06/2030		INR	13,000,000		135,709
International Bank for Reconstruction & Development
5.31% (3 mo. NIBOR + 1.00%), 06/28/2027		NOK	610,000		63,669
6.85%, 04/24/2028		INR	10,000,000		104,171
7.05%, 07/22/2029		INR	6,000,000		62,261
1.20%, 08/08/2034		EUR	44,000		43,508
International Development Association, 1.75%, 02/17/2027		NOK	540,000		54,448
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028		AUD	95,000		65,012
Nordic Investment Bank, 7.23%, 01/23/2030		INR	13,600,000		140,893
Province of Ontario Canada, 3.10%, 01/31/2034		EUR	100,000		113,334
Treasury Corp. of Victoria, 4.25%, 12/20/2032		AUD	205,000		132,905
					1,450,893

Industrial - 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 04/11/2026) (b)			20,000		20,325
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034 (Callable 03/01/2029) (b)			5,000		4,844
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028) (b)			170,000		169,788
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)			48,000		48,339
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (Callable 08/15/2028) (b)			25,000		25,625
Amphenol Corp.
4.38%, 06/12/2028 (Callable 05/12/2028)			55,000		55,113
5.30%, 11/15/2055 (Callable 05/15/2055)			26,000		24,385
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)			36,000		36,820
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (e)			206,729		167,967
Boeing Co., 5.81%, 05/01/2050 (Callable 11/01/2049)			145,000		139,465
Bombardier, Inc., 6.75%, 06/15/2033 (Callable 06/15/2028) (b)			25,000		25,781
Builders FirstSource, Inc.
6.38%, 03/01/2034 (Callable 03/01/2029) (b)			35,000		34,562
6.75%, 05/15/2035 (Callable 05/15/2030) (b)			15,000		14,963
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)			34,000		32,676
Caterpillar Financial Services Corp., 4.40%, 03/03/2028			56,000		56,233
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (b)			37,000		34,432
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)		EUR	100,000		101,626
Cemex SAB de CV, 5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)			200,000		198,750
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (Callable 05/01/2026) (b)			75,000		73,500
6.75%, 04/15/2032 (Callable 04/15/2028) (b)			5,000		4,737
CNH Industrial Capital LLC, 4.38%, 03/07/2031 (Callable 02/07/2031)			18,000		17,584
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033 (Callable 02/01/2029) (b)			15,000		14,888
CRH America Finance, Inc., 4.40%, 02/09/2031 (Callable 01/09/2031)			37,000		36,393
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)			77,000		58,860
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026) (b)			30,000		30,525
Energizer Holdings, Inc.
4.38%, 03/31/2029 (Callable 05/01/2026) (b)			75,000		71,156
6.00%, 09/15/2033 (Callable 09/15/2028) (b)			15,000		14,025
Fedex Freight Holding Co., Inc., 4.95%, 03/15/2033 (Callable 01/15/2033) (b)			6,000		5,838
Flex Ltd., 5.38%, 11/13/2035 (Callable 08/13/2035)			19,000		18,944
GATX Corp.
5.40%, 03/15/2027 (Callable 02/15/2027)			59,000		59,390
5.20%, 03/15/2044 (Callable 09/15/2043)			22,000		20,178
GE Vernova, Inc., 5.50%, 02/04/2056 (Callable 08/04/2055)			11,000		10,521
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (b)			35,000		35,262
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (Callable 02/01/2029) (b)			30,000		29,438
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (b)			20,000		20,050
Griffon Corp., 5.75%, 03/01/2028 (Callable 05/01/2026)			30,000		29,850
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (Callable 12/16/2035) (b)			30,000		29,573
Hubbell, Inc., 4.80%, 11/15/2035 (Callable 08/15/2035)			21,000		20,362
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 05/01/2026) (b)			75,000		72,656
Ingersoll Rand, Inc., 5.20%, 06/15/2027 (Callable 05/15/2027)			47,000		47,376
Jabil, Inc., 4.75%, 02/01/2033 (Callable 12/01/2032)			15,000		14,753
Jacobs Solutions, Inc., 5.38%, 03/03/2036 (Callable 12/03/2035)			59,000		57,312
John Deere Capital Corp., 4.25%, 06/05/2028			69,000		69,157
L3Harris Technologies, Inc., 4.40%, 06/15/2028 (Callable 03/15/2028)			69,000		68,942
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034			149,118		154,168
Lockheed Martin Corp., 5.00%, 08/15/2035 (Callable 05/15/2035)			36,000		36,245
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 05/01/2026) (b)			15,000		14,644
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)			37,000		38,115
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (b)			30,000		28,687
Molex Electronic Technologies LLC, 5.25%, 04/30/2032 (Callable 02/29/2032) (b)			38,000		38,478
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)			63,000		57,703
nVent Finance Sarl, 5.65%, 05/15/2033 (Callable 02/15/2033)			17,000		17,387
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)			32,000		33,009
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026) (b)			30,000		28,387
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 03/30/2029 (Callable 02/28/2029) (b)			76,000		77,181
5.25%, 02/01/2030 (Callable 01/01/2030) (b)			68,000		68,958
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (Callable 03/01/2028) (b)			85,000		85,744
6.75%, 03/01/2033 (Callable 03/01/2028) (b)			85,000		85,956
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)			70,000		71,058
Seaspan Corp., 5.50%, 08/01/2029 (Callable 05/01/2026) (b)			20,000		18,775
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 05/01/2026)			200,000		170,000
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (Callable 05/01/2026) (b)			75,000		74,438
Sonoco Products Co.
4.60%, 09/01/2029 (Callable 08/01/2029)			18,000		17,952
5.00%, 09/01/2034 (Callable 06/01/2034)			9,000		8,797
Spirit AeroSystems, Inc., 4.60%, 06/15/2028 (Callable 03/15/2028)			14,000		13,983
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027) (b)			15,000		14,906
5.88%, 03/15/2034 (Callable 03/15/2029) (b)			10,000		9,563
Standard Industries, Inc./NY, 4.75%, 01/15/2028 (Callable 05/01/2026) (b)			75,000		73,875
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)			355,000		346,115
Textron, Inc., 5.50%, 05/15/2035 (Callable 02/15/2035)			34,000		34,555
TransDigm, Inc.
6.38%, 03/01/2029 (Callable 04/11/2026) (b)			75,000		75,937
7.13%, 12/01/2031 (Callable 12/01/2026) (b)			290,000		297,975
6.38%, 05/31/2033 (Callable 05/31/2028) (b)			55,000		54,588
6.25%, 01/31/2034 (Callable 08/31/2028) (b)			50,000		50,375
6.75%, 01/31/2034 (Callable 08/31/2028) (b)			100,000		101,125
Veralto Corp., 5.45%, 09/18/2033 (Callable 06/18/2033)			17,000		17,309
Vertiv Group Corp., 4.13%, 11/15/2028 (Callable 05/01/2026) (b)			72,000		70,740
Vertiv Holdings Co., 5.80%, 03/15/2056 (Callable 09/15/2055)			13,000		12,538
Waste Connections, Inc., 5.25%, 09/01/2035 (Callable 06/01/2035)			28,000		28,495
Waste Management, Inc., 4.95%, 07/03/2027 (Callable 06/03/2027)			85,000		85,772
Waste Pro USA, Inc., 7.00%, 02/01/2033 (Callable 02/01/2028) (b)			20,000		20,200
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027) (b)			15,000		15,338
WESCO Distribution, Inc.
6.38%, 03/15/2033 (Callable 03/15/2028) (b)			20,000		20,300
5.50%, 04/15/2034 (Callable 04/15/2029) (b)			5,000		4,937
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)			69,000		69,610
WSP Global, Inc., 5.04%, 09/18/2031 (Callable 08/18/2031) (b)			45,000		44,468
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026) (b)			30,000		31,200
Yinson Bergenia Production BV, 8.50%, 01/31/2045 (Callable 01/31/2043) (b)			197,340		207,700
					4,950,250

Technology - 1.2%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028 (Callable 02/24/2028)			37,000		37,178
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027) (b)			15,000		15,544
Analog Devices, Inc., 4.25%, 06/15/2028 (Callable 05/15/2028)			83,000		83,107
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 05/01/2026) (b)			20,000		18,525
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)			23,000		23,120
Broadcom, Inc., 4.80%, 04/15/2028 (Callable 03/15/2028)			97,000		97,984
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028) (b)			85,000		86,275
Cadence Design Systems, Inc., 4.20%, 09/10/2027			121,000		120,848
Cloud Software Group, Inc.
6.50%, 03/31/2029 (Callable 04/11/2026) (b)			60,000		58,275
9.00%, 09/30/2029 (Callable 05/01/2026) (b)			5,000		4,800
6.63%, 08/15/2033 (Callable 08/15/2028) (b)			226,000		201,140
CoreWeave, Inc., 9.25%, 06/01/2030 (Callable 06/01/2027) (b)			295,000		285,044
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)			110,000		136,192
Dell, Inc., 6.50%, 04/15/2038			17,000		18,099
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026) (b)			15,000		14,644
Fidelity National Information Services, Inc., 2.90% (3 mo. EURIBOR + 0.85%), 03/10/2028		EUR	102,000		118,001
Fiserv, Inc., 5.15%, 03/15/2027 (Callable 02/15/2027)			55,000		55,236
Gartner, Inc., 3.75%, 10/01/2030 (Callable 04/11/2026) (b)			90,000		82,236
Intuit, Inc., 5.50%, 09/15/2053 (Callable 03/15/2053)			25,000		22,785
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)			87,000		60,029
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)			66,000		69,768
MSCI, Inc.
3.63%, 09/01/2030 (Callable 05/01/2026) (b)			90,000		84,775
3.63%, 11/01/2031 (Callable 11/01/2026) (b)			56,000		51,897
5.15%, 03/15/2036 (Callable 12/15/2035)			145,000		140,432
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.85%, 08/19/2032 (Callable 06/19/2032)			28,000		27,450
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (Callable 07/01/2029) (b)			10,000		10,325
8.75%, 07/01/2034 (Callable 07/01/2029) (b)			5,000		5,212
Oracle Corp., 5.95%, 09/26/2055 (Callable 03/26/2055)			25,000		20,989
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)			68,000		68,298
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 05/01/2026) (b)			39,000		35,100
Roper Technologies, Inc., 4.25%, 09/15/2028 (Callable 08/15/2028)			11,000		10,918
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)			34,000		34,128
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027) (b)			80,000		78,100
					2,176,454

Utilities - 3.2%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)			200,000		178,467
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036			133,000		117,799
AEP Texas, Inc.
5.45%, 05/15/2029 (Callable 04/15/2029)			20,000		20,485
5.20%, 04/15/2036 (Callable 01/15/2036)			13,000		12,759
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)			530,000		523,375
Alabama Power Co., 3.75%, 09/01/2027 (Callable 08/01/2027)			98,000		97,375
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056 (Callable 01/01/2031)			18,000		17,370
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)			120,000		118,928
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)			260,000		274,300
Arizona Public Service Co., 5.90%, 08/15/2055 (Callable 02/15/2055)			74,000		72,496
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)			61,000		63,270
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028) (b)			61,000		61,381
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033			172,000		177,437
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (b)(e)			150,024		136,261
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)			82,000		83,025
Commonwealth Edison Co., 5.95%, 06/01/2055 (Callable 12/01/2054)			69,000		69,874
Constellation Energy Generation LLC, 4.40%, 01/15/2031 (Callable 12/15/2030)			29,000		28,613
Consumers Energy Co., 4.50%, 01/15/2031 (Callable 11/15/2030)			20,000		19,996
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)			155,000		163,231
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)			125,000		127,373
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)			140,000		140,182
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)			25,000		21,273
5.80%, 06/15/2054 (Callable 12/15/2053)			51,000		48,694
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/01/2034)			45,000		46,350
Emera US Finance LLC, 6.85% to 10/01/2036 then 5 yr. CMT Rate + 2.65%, 10/01/2056 (Callable 07/01/2036)			234,000		233,754
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027			46,400		46,110
Entergy Arkansas LLC, 5.75%, 01/15/2056 (Callable 07/15/2055)			25,000		24,276
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054 (Callable 09/01/2029)			34,000		34,769
Essential Utilities, Inc., 5.13%, 03/15/2036 (Callable 12/15/2035)			15,000		14,745
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)			80,000		82,184
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056 (Callable 01/01/2031)			150,000		147,397
Eversource Energy
2.90%, 03/01/2027 (Callable 02/01/2027)			61,000		60,243
6.35% (5 yr. CMT Rate + 2.33%), 08/15/2056 (Callable 05/15/2036)			215,000		212,044
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)			210,000		212,625
Georgia Power Co., 5.00%, 02/23/2027 (Callable 01/23/2027)			48,000		48,329
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)			278,000		253,328
Kentucky Utilities Co., 5.85%, 08/15/2055 (Callable 02/15/2055)			15,000		14,796
Minejesa Capital BV, 4.63%, 08/10/2030			129,800		128,196
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 05/01/2026)			144,845		142,129
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)			15,000		15,482
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027 (Callable 08/16/2027)			88,000		87,822
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027 (Callable 06/15/2027)			74,000		74,200
5.90%, 03/15/2055 (Callable 09/15/2054)			17,000		16,680
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)			90,000		92,355
5.85%, 03/01/2056 (Callable 09/01/2055)			25,000		24,224
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)			63,000		64,197
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)			18,000		18,473
5.85%, 04/01/2055 (Callable 10/01/2054)			30,000		29,132
NRG Energy, Inc.
5.25%, 06/15/2029 (Callable 04/16/2026) (b)			75,000		74,250
6.00%, 02/01/2033 (Callable 11/01/2027) (b)			15,000		15,000
6.00%, 01/15/2036 (Callable 10/15/2030) (b)			125,000		123,750
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030) (b)			24,000		24,336
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (Callable 10/15/2027)			143,000		146,006
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)			110,000		109,175
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034) (a)			167,000		170,966
Southern Co. Gas Capital Corp., 4.05%, 09/15/2028 (Callable 08/15/2028)			12,000		11,910
Spire, Inc., 6.45% to 06/01/2036 then 5 yr. CMT Rate + 2.33%, 06/01/2056 (Callable 03/01/2036)			80,000		79,800
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (Callable 04/24/2026)			127,500		127,341
Talen Energy Supply LLC, 6.25%, 02/01/2034 (Callable 10/15/2028) (b)			15,000		14,831
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030) (b)			68,000		68,914
Virginia Electric and Power Co.
5.55%, 08/15/2054 (Callable 02/15/2054)			25,000		23,544
5.60%, 09/15/2055 (Callable 03/15/2055)			14,000		13,241
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (Callable 04/11/2026) (b)			36,000		35,145
WEC Energy Group, Inc.
2.20%, 12/15/2028 (Callable 10/15/2028)			54,000		50,935
5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056 (Callable 02/15/2031)			26,000		25,415
					5,812,363
TOTAL CORPORATE BONDS (Cost $56,658,268)					55,645,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.5%			Par		Value
A&D Mortgage LLC, Series 2026-NQM2, Class A3, 5.17%, 03/25/2071 (Callable 02/25/2029) (b)(c)			114,421		113,058
Angel Oak Mortgage Trust LLC
Series 2025-6, Class M1A, 6.33%, 04/25/2070 (Callable 05/25/2028) (b)(g)			800,000		809,759
Series 2026-1, Class A1, 4.75%, 02/25/2071 (Callable 01/25/2029) (b)(g)			147,624		146,068
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 6.69% (1 mo. Term SOFR + 3.01%), 11/15/2036, (3.01% Floor) (Callable 04/15/2026) (b)			275,000		275,399
AREIT Trust, Series 2025-CRE10, Class D, 6.47% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027) (b)			100,000		99,021
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2026) (b)(g)			21,383		21,195
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 04/25/2026) (b)(g)			43,268		42,574
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2039 (b)			250,000		250,648
BANK-2018
Series 2018-BN11, Class XA, 0.44%, 03/15/2061 (Callable 01/15/2028) (g)(h)			10,762,651		87,521
Series 2018-BN14, Class C, 4.62%, 09/15/2060 (Callable 09/15/2028) (g)			100,000		90,289
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)			125,000		108,821
Series 2019-BN21, Class XA, 0.82%, 10/17/2052 (Callable 07/15/2029) (g)(h)			3,782,240		87,783
BANK-2020, Series 2020-BN30, Class XA, 1.25%, 12/15/2053 (g)(h)			1,203,814		53,438
BANK5 Trust, Series 2025-5YR17, Class XA, 1.19%, 11/15/2058 (Callable 10/15/2030) (g)(h)			1,705,072		78,257
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 4.51% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 12/25/2045) (b)			373,675		348,157
BBCMS Trust
Series 2019-BWAY, Class E, 6.64% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor) (b)			100,000		655
Series 2021-C11, Class XD, 1.51%, 09/15/2054 (b)(g)(h)			1,255,000		84,679
Series 2023-C19, Class B, 6.35%, 04/15/2056 (Callable 04/15/2033) (g)			100,000		101,402
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)			100,000		98,631
Series 2025-5C37, Class XA, 1.66%, 09/15/2058 (Callable 11/15/2031) (g)(h)			969,744		60,472
Series 2025-5C38, Class B, 5.72%, 11/15/2058 (Callable 11/15/2030) (g)			87,000		88,508
Series 2026-5C40, Class D, 4.25%, 02/15/2059 (Callable 01/15/2031) (b)			100,000		84,924
BCRR Trust, Series 2016-FRR3, Class E, 5.58% (30 day avg SOFR US + 18.46%), 05/26/2026, (18.35% Floor) (b)			797,720		794,960
Benchmark Mortgage Trust
Series 2019-B10, Class XB, 0.90%, 03/15/2062 (Callable 02/15/2029) (b)(g)(h)			2,820,000		68,437
Series 2019-B13, Class C, 3.84%, 08/15/2057 (Callable 10/15/2029) (g)			200,000		169,751
Series 2021-B25, Class XA, 1.06%, 04/15/2054 (Callable 02/15/2031) (g)(h)			2,138,603		87,024
Series 2024-V9, Class D, 4.50%, 08/15/2057 (Callable 08/15/2029)			126,000		113,472
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (Callable 08/15/2030) (g)			60,000		61,776
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.41%), 05/15/2038, (1.05% Floor) (Callable 04/15/2027) (b)			41,576		41,420
Series 2026-FL6, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 08/19/2043, (1.45% Floor) (Callable 09/19/2028) (b)			250,000		249,875
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.36% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (b)			299,830		299,642
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029) (g)			60,000		59,777
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.27% (1 mo. Term SOFR + 1.60%), 12/15/2042, (1.60% Floor) (b)			100,000		100,062
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C7, Class C, 5.80%, 12/15/2058 (Callable 12/15/2030) (g)			100,000		98,964
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 5.93% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 04/15/2026) (b)			60,436		60,495
Series 2023-FL10, Class B, 6.94% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 04/15/2026) (b)			100,000		100,105
Series 2024-FL11, Class B, 5.97% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027) (b)			100,000		100,493
Series 2024-FL11, Class C, 6.32% (1 mo. Term SOFR + 2.64%), 07/15/2039, (2.64% Floor) (Callable 09/15/2027) (b)			100,000		100,577
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class D, 5.75%, 04/13/2041 (b)(g)			100,000		99,037
BX Trust
Series 2021-21M, Class A, 4.52% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor) (b)			29,752		29,733
Series 2021-21M, Class E, 5.96% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor) (b)			175,000		174,945
Series 2021-ACNT, Class C, 5.29% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor) (b)			74,705		74,659
Series 2021-CIP, Class A, 4.71% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (b)			93,150		93,092
Series 2021-LBA, Class DJV, 5.64% (1 mo. Term SOFR + 1.96%), 02/15/2036, (1.60% Floor) (b)			100,000		99,875
Series 2021-LBA, Class EV, 6.04% (1 mo. Term SOFR + 2.36%), 02/15/2036, (2.00% Floor) (b)			197,702		197,332
Series 2021-LGCY, Class D, 5.09% (1 mo. Term SOFR + 1.42%), 10/15/2036, (1.30% Floor) (b)			100,000		99,906
Series 2021-RISE, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (b)			84,533		84,480
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (b)			65,000		65,214
Series 2022-LBA6, Class E, 6.37% (1 mo. Term SOFR + 2.70%), 01/15/2039, (2.70% Floor) (b)			100,000		99,938
Series 2024-CNYN, Class C, 5.61% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor) (b)			213,889		213,755
Series 2024-KING, Class B, 5.41% (1 mo. Term SOFR + 1.74%), 05/15/2034, (1.74% Floor) (b)			378,023		378,023
Series 2024-XL5, Class A, 5.06% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (b)			94,749		94,779
Series 2025-ARIA, Class C, 5.52%, 12/13/2042 (b)(g)			100,000		99,381
Series 2025-VLT6, Class C, 5.86% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor) (b)			300,000		297,000
Series 2025-VOLT, Class D, 6.42% (1 mo. Term SOFR + 2.75%), 12/15/2044, (2.75% Floor) (b)			100,000		99,281
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.26% (1 mo. Term SOFR + 2.59%), 08/15/2041, (2.59% Floor) (b)			86,725		86,806
BXP Trust, Series 2017-GM, Class C, 3.42%, 06/13/2039 (b)(g)			64,000		62,945
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/2039 (Callable 11/13/2029) (b)(g)			130,000		113,747
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.14%, 05/10/2058 (Callable 11/10/2026) (g)(h)			83,683		62
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 12/25/2028) (b)(g)			217,872		218,238
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 03/25/2029) (b)(g)			147,409		139,182
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 12/25/2029) (b)(g)			10,759		10,181
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 04/25/2026) (b)(g)			142,914		133,075
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.71%, 05/10/2049 (Callable 06/10/2026) (g)(h)			392,683		19
Series 2017-P8, Class XA, 0.85%, 09/15/2050 (Callable 07/15/2027) (g)(h)			896,330		8,954
Series 2019-C7, Class XA, 0.81%, 12/15/2072 (Callable 10/15/2029) (g)(h)			3,518,371		94,989
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.20%, 05/10/2050 (Callable 05/10/2027) (g)(h)			1,245,756		7,006
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.42%, 10/10/2046 (Callable 04/10/2026) (g)(h)			130,396		1
Series 2016-COR1, Class B, 3.90%, 10/10/2049 (Callable 08/10/2027)			150,000		140,730
Computershare Corporate Trust
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028) (g)(h)			4,544,510		63,284
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031) (b)			400,000		256,681
Series 2026-5C8, Class D, 4.50%, 03/15/2059 (Callable 03/15/2031) (b)			85,000		72,638
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 04/25/2026)			449,525		197,988
Series 2007-OA4, Class A1, 4.13% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 04/25/2026)			186,596		171,543
Cross Mortgage Trust
Series 2026-NQM1, Class A1, 4.70%, 02/25/2061 (Callable 01/25/2029) (b)(g)			123,014		121,585
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071 (Callable 03/25/2029) (b)(g)			100,000		99,998
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.66%, 01/15/2049 (Callable 04/15/2026) (g)(h)			198,769		259
Series 2017-CX10, Class XA, 0.84%, 11/15/2050 (Callable 09/15/2027) (g)(h)			3,876,363		29,516
Series 2018-CX12, Class XA, 0.55%, 08/15/2051 (Callable 06/15/2028) (g)(h)			3,939,188		41,113
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class D, 5.52%, 02/10/2043 (b)(g)			100,000		98,072
DBC 2025-DBC Mortgage Trust, Series 2025-DBC, Class D, 6.27% (1 mo. Term SOFR + 2.60%), 11/15/2042, (2.60% Floor) (Callable 11/15/2027) (b)			100,000		99,750
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.33% (1 mo. Term SOFR + 1.66%), 10/15/2039, (1.40% Floor) (b)			100,000		99,281
ELM Trust, Series 2024-ELM, Class C15, 5.78%, 06/10/2039 (b)(g)			300,000		300,990
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.02%, 11/13/2042 (b)(g)			100,000		98,452
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2B2, 9.86% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026) (b)			55,000		56,264
Series 2022-R05, Class 2M2, 6.66% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (b)			210,000		212,619
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027) (b)			300,000		304,840
Series 2022-R09, Class 2M1, 6.16% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (b)			35,373		35,652
Series 2023-R03, Class 2M2, 7.56% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028) (b)			65,000		67,809
Series 2023-R06, Class 1M2, 6.36% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028) (b)			85,000		86,866
Series 2024-R03, Class 2M2, 5.61% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (b)			300,000		301,704
Series 2025-R02, Class 1M2, 5.26% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (b)			140,000		139,919
Series 2025-R06, Class 1B1, 5.51% (30 day avg SOFR US + 1.85%), 09/25/2045, (0.00% Floor) (Callable 09/25/2030) (b)			95,000		95,000
Federal Home Loan Mortgage Corp.
Pool RJ3244, 5.00%, 01/01/2055			193,708		192,595
Pool RJ3275, 5.50%, 02/01/2055			185,546		188,634
Pool RJ5509, 5.00%, 12/01/2055			158,635		157,377
Pool SD8342, 5.50%, 07/01/2053			1,510,230		1,524,156
Pool SL0231, 5.00%, 01/01/2055			111,412		110,493
Pool SL1712, 6.00%, 12/01/2054			1,007,643		1,036,466
Series 2021-P011, Class X1, 1.74%, 09/25/2045 (g)(h)			501,505		50,350
Series 2980, Class SC, 2.91% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap) (h)(i)			124,611		9,078
Series 2989, Class SG, 7.44% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap) (i)			138,815		154,105
Series 3311, Class IA, 2.62% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap) (h)(i)			727,853		62,102
Series 3359, Class SC, 1.93% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap) (h)(i)			260,343		17,420
Series 389, Class C1, 1.50%, 05/15/2037 (h)			3,782,721		196,033
Series 3966, Class SA, 2.11% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap) (h)(i)			373,961		30,301
Series 4077, Class TS, 2.21% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap) (h)(i)			218,680		19,242
Series 4089, Class SH, 2.21% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap) (h)(i)			297,176		28,600
Series 4249, Class CS, 1.81% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap) (i)			531,152		400,103
Series K117, Class X1, 1.21%, 08/25/2030 (Callable 07/25/2030) (g)(h)			1,245,950		53,894
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 09/25/2030) (g)(h)			1,805,703		58,849
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034) (g)(h)			786,093		73,246
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035) (g)(h)			1,448,685		81,678
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036) (g)(h)			807,401		56,521
Series KG04, Class X1, 0.84%, 11/25/2030 (Callable 08/25/2030) (g)(h)			1,863,072		58,318
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 09/25/2029) (g)(h)			933,495		30,378
Federal National Mortgage Association
Pool BZ4947, 5.07%, 10/01/2041			308,692		301,263
Pool CB7984, 5.50%, 02/01/2054			140,363		141,569
Pool CB8140, 5.50%, 03/01/2054			223,545		227,143
Pool CB8331, 5.50%, 04/01/2054			405,255		408,485
Pool CB9324, 5.50%, 10/01/2054			290,324		294,974
Pool CB9326, 5.50%, 10/01/2054			156,361		158,133
Pool CB9484, 5.50%, 11/01/2054			162,017		164,764
Pool CB9643, 5.00%, 12/01/2054			185,017		184,185
Pool CB9672, 5.50%, 12/01/2054			288,858		295,110
Pool CB9734, 5.50%, 01/01/2055			181,062		182,492
Pool CB9793, 5.50%, 01/01/2055			190,360		193,885
Pool CB9794, 5.50%, 01/01/2055			169,313		172,343
Pool FS7738, 6.00%, 03/01/2054			2,580,558		2,689,552
Pool MA5039, 5.50%, 06/01/2053			3,247		3,277
Series 2007-50, Class SX, 2.67% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap) (h)(i)			1,321,180		119,947
Series 2008-22, Class SB, 2.38% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap) (h)(i)			1,044,737		117,614
Series 2009-52, Class PI, 5.00%, 07/25/2039 (h)			45,593		5,994
Series 2009-78, Class XS, 2.96% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap) (h)(i)			1,546,030		155,681
Series 2009-86, Class IP, 5.50%, 10/25/2039 (h)			44,975		8,314
Series 2010-19, Class SM, 2.47% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap) (h)(i)			2,721,207		231,908
Series 2011-124, Class NS, 2.72% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap) (h)(i)			245,423		30,059
Series 2012-20, Class SA, 2.67% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap) (h)(i)			244,200		25,678
Series 2012-76, Class SC, 2.22% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap) (h)(i)			122,037		12,686
Series 2014-28, Class SD, 2.27% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap) (h)(i)			555,891		52,379
Series 2017-53, Class IE, 4.00%, 07/25/2047 (h)			121,864		23,893
Series 2019-33, Class PS, 2.27% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap) (h)(i)			3,211,680		336,196
Series 2019-83, Class QS, 2.17% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap) (h)(i)			3,768,574		479,246
Series 2020-53, Class DI, 3.00%, 08/25/2060 (h)			2,303,789		353,457
Series 2020-79, Class IT, 4.00%, 11/25/2050 (h)			4,490,534		887,961
Series 2020-99, Class IC, 3.50%, 04/25/2050 (h)			3,340,957		610,371
Series 2021-18, Class IG, 3.00%, 06/25/2050 (h)			4,262,923		580,674
Series 2021-60, Class DI, 2.50%, 09/25/2051 (h)			2,068,169		234,416
Series 419, Class C4, 3.50%, 04/25/2044 (h)			1,633,024		262,976
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050 (b)(g)			677,036		642,128
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.90%, 10/25/2048 (Callable 10/25/2027) (b)(g)			380,350		369,417
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.16% (30 day avg SOFR US + 4.50%), 11/25/2045, (0.00% Floor) (Callable 02/25/2031) (b)			170,000		172,622
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.31% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034) (b)			76,743		76,945
Series 2021-HQA4, Class B1, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (b)			700,000		710,248
Series 2021-HQA4, Class M2, 6.01% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (b)			400,000		402,740
Series 2022-DNA3, Class M1A, 5.66% (30 day avg SOFR US + 2.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (b)			30,346		30,579
Series 2022-DNA4, Class M1A, 5.86% (30 day avg SOFR US + 2.20%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (b)			55,934		56,419
Series 2022-DNA6, Class M1A, 5.81% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (b)			25,959		26,007
Series 2022-DNA7, Class M1A, 6.16% (30 day avg SOFR US + 2.50%), 03/25/2052, (0.00% Floor) (Callable 09/25/2027) (b)			27,633		27,785
Series 2024-HQA1, Class M2, 5.66% (30 day avg SOFR US + 2.00%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (b)			185,000		186,505
Series 2025-DNA4, Class M2, 5.21% (30 day avg SOFR US + 1.55%), 10/25/2045, (0.00% Floor) (Callable 10/25/2030) (b)			80,000		79,942
Series 2025-HQA1, Class M2, 5.31% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (b)			120,000		119,489
FREMF Mortgage Trust, Series 2019-KF71, Class C, 9.78% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029) (b)			126,545		123,414
Government National Mortgage Association
Series 2010-133, Class SD, 2.28% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap) (h)(i)			962,795		39,132
Series 2014-102, Class SY, 1.86% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap) (h)(i)			1,074,977		59,105
Series 2018-83, Class HI, 5.00%, 01/20/2048 (h)			516,885		91,483
Series 2021-66, Class IA, 3.00%, 12/20/2050 (h)			2,170,973		304,558
Series 2022-19, Class CI, 3.00%, 01/20/2052 (h)			2,147,122		298,447
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 03/16/2049) (g)(h)			3,413,355		185,848
Series 2023-33, Class IO, 0.93%, 05/16/2063 (Callable 07/16/2048) (g)(h)			5,804,823		397,238
Series 2024-15, Class BI, 0.72%, 10/16/2065 (Callable 06/16/2049) (g)(h)			3,385,604		179,547
Series 2024-35, Class IB, 0.79%, 07/16/2065 (Callable 05/16/2049) (g)(h)			3,099,479		176,592
Series 2024-82, Class AI, 0.74%, 10/16/2065 (Callable 06/16/2049) (g)(h)			1,965,667		120,820
Series 2025-196, Class QF, 4.82% (30 day avg SOFR US + 1.15%), 11/20/2055, (1.15% Floor), (6.00% Cap)			789,592		790,136
Series 2025-25, Class FG, 4.92% (30 day avg SOFR US + 1.25%), 02/20/2055, (1.25% Floor), (6.50% Cap)			1,222,572		1,233,599
Great Wolf Trust
Series 2024-WLF2, Class A, 5.36% (1 mo. Term SOFR + 1.69%), 05/15/2041 (b)			250,000		250,000
Series 2024-WOLF, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (b)			350,000		349,891
GS Mortgage Securities Corp. II
Series 2013-GC13, Class B, 3.86%, 07/10/2046 (Callable 05/10/2027) (b)(g)			100,000		98,045
Series 2017-375H, Class B, 3.48%, 09/10/2037 (b)(g)			100,000		95,935
Series 2018-RIVR, Class C, 5.22% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor) (b)			122,000		2,436
Series 2019-GC42, Class XA, 0.82%, 09/10/2052 (Callable 06/10/2029) (g)(h)			2,113,362		47,786
Series 2020-GC47, Class XA, 1.12%, 05/12/2053 (Callable 02/12/2030) (g)(h)			1,452,670		51,036
Series 2020-GSA2, Class XA, 1.65%, 12/12/2053 (Callable 10/10/2030) (b)(g)(h)			1,127,986		65,131
Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (b)(g)			400,000		403,769
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 06/25/2046) (b)(g)			277,340		228,199
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 11/25/2047) (b)(g)			231,972		190,869
Series 2024-PJ4, Class B2, 5.77%, 08/25/2054 (Callable 08/25/2033) (b)(g)			96,198		95,590
Series 2025-PJ9, Class A19, 6.00%, 03/25/2056 (Callable 11/25/2028) (b)(g)			207,070		207,418
GSAA Trust
Series 2006-4, Class 4A3, 3.97%, 03/25/2036 (Callable 04/25/2026) (g)			353,151		199,683
Series 2007-7, Class A4, 4.33% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 04/25/2026)			23,350		23,075
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039 (b)(g)			500,000		503,854
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.42% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor) (b)			115,000		114,784
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.04%, 01/25/2049 (Callable 04/25/2026) (b)(g)			401,451		369,131
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 03/25/2028) (b)(g)			6,078		5,441
Series 2019-8, Class B2A, 3.13%, 03/25/2050 (Callable 03/25/2028) (b)(g)			164,146		144,015
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 08/25/2037) (b)(g)			144,756		125,051
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 03/25/2034) (b)(g)			165,219		164,464
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.44%, 06/15/2049 (Callable 04/15/2026) (g)(h)			365,432		436
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 5.52% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor) (b)			280,313		279,086
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (b)			267,363		266,861
LBTY Commercial Mortgage Trust, Series 2026-225L, Class D, 5.71%, 02/10/2043 (b)(g)			100,000		97,689
Life Mortgage Trust US, Series 2022-BMR2, Class B, 5.47% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2026) (b)			250,000		229,374
LoanCore
Series 2021-CRE6, Class D, 6.64% (1 mo. Term SOFR + 2.96%), 11/15/2038, (2.85% Floor) (Callable 04/15/2026) (b)			100,000		100,169
Series 2022-CRE7, Class C, 6.17% (30 day avg SOFR US + 2.50%), 01/17/2037, (2.50% Floor) (Callable 04/17/2026) (b)			100,000		99,947
Series 2025-CRE8, Class D, 6.42% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027) (b)			100,000		99,269
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.87%, 03/10/2050 (Callable 09/10/2030) (b)(g)(h)			1,607,322		4,645
MF1 Multifamily Housing Mortgage Loan Trust
Series 2024-FL15, Class B, 6.17% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026) (b)			100,000		100,323
Series 2024-FL16, Class D, 7.27% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026) (b)			100,000		99,037
Series 2025-FL17, Class D, 6.42% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026) (b)			100,000		99,937
Series 2026-FL21, Class C, 5.63% (1 mo. Term SOFR + 1.95%), 02/18/2041, (1.95% Floor) (Callable 07/18/2028) (b)			140,000		139,736
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 04/25/2026) (b)(g)			44,078		42,467
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 6.39% (1 mo. Term SOFR + 2.72%), 04/15/2038, (2.60% Floor) (b)			240,000		239,988
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028) (g)			81,425		78,678
Series 2025-5C1, Class C, 6.64%, 03/15/2058 (Callable 03/15/2030) (g)			100,000		103,078
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.59%, 12/15/2049 (Callable 11/15/2026) (g)(h)			2,397,839		6,371
Series 2018-H3, Class C, 4.86%, 07/15/2051 (Callable 07/15/2028) (g)			126,000		120,664
Series 2019-NUGS, Class E, 6.03% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor) (b)			147,000		1,529
Series 2019-NUGS, Class F, 6.63% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor) (b)			125,000		675
Series 2019-PLND, Class E, 5.94% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 04/15/2026) (b)			189,000		3,778
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.73%, 01/26/2071 (Callable 02/25/2029) (b)(g)			114,073		112,738
Mortgage House Capital Mortgage Trust Premium Series, Series 2024-2, Class A1L, 5.05% (1 Month Australian Bank Bill Swap Rate + 1.10%), 05/13/2057, (0.00% Floor) (Callable 11/13/2028)		AUD	85,616		59,122
Natixis Commercial Mortgage Securities Trust, Series 2019-10K, Class E, 4.13%, 05/15/2039 (b)(g)			100,000		91,808
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 4.89% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor) (b)			100,000		99,531
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (b)(g)			350,000		352,595
PFP III Ltd., Series 2024-11, Class B, 6.16% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027) (b)			99,553		99,765
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.85%, 10/25/2049 (Callable 11/25/2031) (b)(g)			767,951		713,104
PRPM LLC, Series 2025-NQM2, Class B1, 7.85%, 04/25/2070 (Callable 05/25/2028) (b)(g)			100,000		101,218
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 01/25/2047) (b)(g)			392,583		323,022
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.71%, 03/25/2051 (Callable 01/25/2042) (b)(g)			427,065		361,914
RFR Trust, Series 2025-SGRM, Class E, 7.27%, 03/11/2041 (b)(g)			100,000		100,351
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)			200,000		207,420
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040 (b)			100,000		101,775
Sequoia Mortgage Trust
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 02/25/2028) (b)(g)			90,621		89,753
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 10/25/2028) (b)(g)			123,511		123,718
Series 2026-INV1, Class A2, 4.50%, 01/25/2056 (Callable 03/25/2040) (b)(g)			292,405		278,356
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.76%, 10/10/2048 (Callable 07/10/2026) (g)(h)			652,437		816
SLG Office Trust, Series 2026-OMA, Class E, 6.96%, 04/15/2041 (b)(g)			135,000		135,557
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.02% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor) (b)			250,000		249,687
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.83% (1 mo. Term SOFR + 2.15%), 02/15/2039, (2.15% Floor) (Callable 04/15/2026) (b)			100,000		100,110
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.35%, 08/15/2050 (Callable 08/15/2027) (g)			100,000		96,334
Series 2017-C6, Class B, 4.15%, 12/15/2050 (Callable 12/15/2027) (g)			126,000		116,494
Series 2018-C13, Class C, 4.97%, 10/15/2051 (Callable 10/15/2028) (g)			100,000		92,878
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029) (g)(h)			1,342,493		43,158
Verus Securitization Trust, Series 2025-R2, Class M1, 5.82%, 07/25/2067 (Callable 12/25/2028) (b)(g)			1,000,000		998,383
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.64%, 03/25/2037 (Callable 04/25/2026) (g)			288,091		228,008
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.33%, 11/15/2057 (Callable 11/15/2029) (g)			100,000		101,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,542,732)					44,772,312

BANK LOANS - 6.9%			Par		Value
Nexstar Broadcasting T/L B7 (3/26), 6.43%, 03/21/2033			75,000		74,250

Basic Materials - 0.0% (j)
Element Solutions, Inc., First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 12/18/2030 (Callable 05/01/2026)			5,000		5,011
Hexion Holdings Corp., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 03/15/2029, (0.50% Floor) (Callable 05/01/2026)			21,671		20,782
INEOS US Finance LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 05/01/2026)			9,428		8,158
INEOS US Petrochem LLC, Senior Secured First Lien, 7.92% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 05/01/2026)			9,801		6,989
					40,940

Communications - 0.4%
Cengage Learning, Inc., Senior Secured First Lien
6.67% (3 mo. SOFR US + 3.00%), 03/24/2031, (0.00% Floor) (Callable 05/01/2026)			43,845		43,041
6.68% (1 mo. SOFR US + 3.00%), 03/24/2031, (0.00% Floor) (Callable 05/01/2026)			25,781		25,308
Clear Channel Outdoor Holdings, Inc., First Lien, 7.79% (1 mo. Term SOFR + 4.00%), 08/23/2028 (Callable 05/01/2026)			35,000		35,140
CSC Holdings LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor) (Callable 05/01/2026)			12,982		11,473
Gen Digital, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 04/16/2032, (0.00% Floor) (Callable 05/01/2026)			54,588		53,854
MH Sub I LLC, Senior Secured First Lien, 7.92% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 05/01/2026)			62,167		41,729
NEP Group, Inc., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 10/17/2031, (0.00% Floor) (Callable 05/01/2026)			13,290		12,074
Neptune Bidco US, Inc., Senior Secured First Lien, 8.86% (1 mo. SOFR US + 5.00%), 02/03/2033, (0.50% Floor) (Callable 05/01/2026)			10,000		9,560
Nexstar Media, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor) (Callable 05/01/2026)			44,775		44,371
Numericable US LLC, Senior Secured First Lien, 10.55% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)			60,421		60,661
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 05/01/2026)			11,392		11,246
Sunrise Financing Partnership, Senior Secured First Lien, 6.10% (6 mo. SOFR US + 2.47%), 02/17/2032, (0.00% Floor) (Callable 05/01/2026)			45,000		44,784
Univision Communications, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 01/31/2029, (0.50% Floor) (Callable 05/01/2026)			69,646		69,080
Virgin Media Bristol LLC, Senior Secured First Lien, 7.15% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor) (Callable 05/01/2026)			45,000		41,199
Virgin Media Bristol LLC, First Lien, 7.02% (1 mo. Term SOFR + 3.25%), 01/31/2029 (Callable 05/01/2026)			40,000		38,683
Zayo Group Holdings, Inc., Senior Secured First Lien
6.78% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)			88,958		87,508
6.90% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)			865		851
					630,562

Consumer, Cyclical - 2.3%
1011778 BC ULC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 05/01/2026)			695,644		694,952
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
5.92% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 05/01/2026)			64,052		63,571
6.42% (3 mo. SOFR US + 2.75%), 05/28/2032, (0.00% Floor)			148,875		147,777
Alterra Mountain Co., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor) (Callable 05/01/2026)			24,937		24,961
American Axle & Manufacturing, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor) (Callable 05/01/2026)			34,650		34,564
Aramark Services, Inc., Senior Secured First Lien
5.42% (1 mo. SOFR US + 1.75%), 04/06/2028, (0.00% Floor) (Callable 05/01/2026)			30,000		30,094
5.42% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor) (Callable 05/01/2026)			129,566		129,944
AS Mileage Plan IP Ltd., Senior Secured First Lien, 5.42% (3 mo. SOFR US + 1.75%), 10/15/2031, (0.00% Floor) (Callable 05/01/2026)			93,751		93,555
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 12/29/2032, (0.00% Floor)			50,000		49,313
Boots Group Finco LP, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 08/30/2032, (0.00% Floor) (Callable 05/01/2026)			34,913		35,080
Caesars Entertainment, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/06/2031, (0.50% Floor) (Callable 05/01/2026)			89,619		87,267
Clarios Global LP, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 01/28/2032, (0.00% Floor) (Callable 05/01/2026)			233,825		233,533
Crown Finance US, Inc., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor) (Callable 05/01/2026)			54,663		54,210
Delta 2 Lux Sarl, Senior Secured First Lien, 5.45% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor) (Callable 05/01/2026)			248,000		247,845
EG America LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 02/10/2031, (0.00% Floor) (Callable 05/01/2026)			75,000		75,150
Fertitta Entertainment LLC/NV, First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 01/29/2029 (Callable 05/01/2026)			59,844		58,797
GBT US III LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 07/28/2031, (0.00% Floor) (Callable 05/01/2026)			29,675		29,126
Gloves Buyer, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 05/24/2032, (0.50% Floor) (Callable 05/01/2026)			164,588		164,320
Great Outdoors Group LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 05/01/2026)			390,001		389,854
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 05/01/2026)			140,000		140,430
JetBlue Airways Corp., Senior Secured First Lien
8.44% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor)			156,881		144,252
8.44% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor)			16,180		14,878
KFC Holding Co., Senior Secured First Lien, 5.66% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 05/01/2026)			118,291		118,883
LBM Acquisition LLC, Senior Secured First Lien, 7.62% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 05/01/2026)			10,727		8,657
LC Ahab US Bidco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 05/01/2031, (0.00% Floor)			59,385		58,903
Live Nation Entertainment, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/21/2032, (0.00% Floor) (Callable 05/01/2026)			44,888		44,962
Michaels Cos., Inc., First Lien, 8.68% (1 mo. Term SOFR + 5.00%), 03/07/2033 (Callable 05/01/2026)			15,000		14,588
Motion Finco Sarl, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 11/30/2029, (0.00% Floor) (Callable 05/01/2026)			34,875		30,678
Ontario Gaming GTA LP, Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 05/01/2026)			30,251		28,423
OPENLANE, Inc., Senior Secured First Lien, 6.14% (3 mo. SOFR US + 2.50%), 10/08/2032, (0.00% Floor) (Callable 05/01/2026)			75		75
Ovg Business Services LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 06/25/2031, (0.00% Floor) (Callable 05/01/2026)			104,470		104,600
PetSmart LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor) (Callable 05/01/2026)			35,000		34,834
Sabre GLBL, Inc., Senior Secured First Lien, 9.87% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 05/01/2026)			7,808		6,207
Staples, Inc., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor) (Callable 05/01/2026)			14,887		13,568
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor) (Callable 05/01/2026)			192,793		192,914
Travel + Leisure Co., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor) (Callable 05/01/2026)			241,541		241,316
United Airlines, Inc., Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 02/24/2031, (0.00% Floor) (Callable 05/01/2026)			165,763		165,711
Victra Holdings LLC, Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 03/29/2029, (0.75% Floor) (Callable 05/01/2026)			115,751		114,304
Voyager Parent LLC, Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor) (Callable 05/01/2026)			69,513		69,129
White Cap Supply Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 10/29/2029, (0.00% Floor) (Callable 05/01/2026)			19,312		18,619
					4,209,844

Consumer, Non-cyclical - 1.4%
1261229 BC Ltd., Senior Secured First Lien, 9.92% (1 mo. SOFR US + 6.25%), 10/08/2030, (0.00% Floor) (Callable 05/01/2026)			14,888		14,408
ADMI Corp., Senior Secured First Lien, 7.65% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)			38,778		36,470
Alkermes, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/12/2031, (0.00% Floor) (Callable 05/01/2026)			40,000		40,350
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor) (Callable 05/01/2026)			39,800		39,850
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 12/23/2030, (0.00% Floor) (Callable 05/01/2026)			29,650		29,724
Aveanna Healthcare LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 09/17/2032, (0.00% Floor) (Callable 05/01/2026)			44,775		44,806
Bausch + Lomb Corp., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 01/15/2031, (0.00% Floor) (Callable 05/01/2026)			99,525		99,867
BioMarin Pharmaceutical, Inc., 5.42% (1 mo. Term SOFR + 1.75%), 01/29/2033 (Callable 05/01/2026)			40,000		39,950
Camelot US Acquisition LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor) (Callable 05/01/2026)			20,000		17,379
CompoSecure Holdings LLC, Senior Secured First Lien, 5.93% (1 mo. SOFR US + 2.25%), 01/14/2033, (0.00% Floor)			30,000		29,981
Eagle Parent Corp., Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 05/01/2026)			39,109		39,235
First Advantage Holdings LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 10/31/2031, (0.00% Floor) (Callable 05/01/2026)			19,764		19,286
Froneri US, Inc., Senior Secured First Lien, 5.88% (6 mo. SOFR US + 2.25%), 09/30/2032, (0.00% Floor) (Callable 05/01/2026)			89,775		88,211
Gainwell Acquisition Corp., Senior Secured First Lien, 7.90% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 05/01/2026)			90,930		88,468
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor) (Callable 05/01/2026)			14,104		14,033
Genmab AS, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 12/13/2032, (0.00% Floor) (Callable 05/01/2026)			29,250		29,394
Golden State Foods LLC, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 12/04/2031, (0.00% Floor) (Callable 05/01/2026)			24,725		24,789
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor) (Callable 05/01/2026)			124,449		116,489
Herc Holdings, Inc., Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 06/02/2032, (0.00% Floor) (Callable 05/01/2026)			14,963		15,009
Hopper Merger Sub, Inc., 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033 (Callable 05/01/2026)			360,000		356,153
ION Platform Finance US, Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 09/30/2032, (0.00% Floor) (Callable 05/01/2026)			70,000		56,641
Lavender US HoldCo 1, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 12/30/2032, (0.00% Floor) (Callable 05/01/2026)			29,925		29,551
LifePoint Health, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 05/01/2026)			71,746		71,849
Medline Borrower LP, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 10/23/2030, (0.50% Floor) (Callable 05/01/2026)			330,154		330,927
Opal US LLC, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 04/23/2032, (0.00% Floor) (Callable 05/01/2026)			303,475		303,665
Pacific Dental Services, Inc., Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 03/17/2031, (0.00% Floor) (Callable 05/01/2026)			24,875		24,921
Primo Brands Corp., 6.43% (1 mo. Term SOFR + 2.75%), 03/31/2031 (Callable 05/01/2026)			40,000		40,112
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.21% (3 mo. SOFR US + 2.50%), 12/16/2032, (0.00% Floor) (Callable 05/01/2026)			17,400		17,447
Pye-Barker Fire & Safety LLC, First Lien, 6.26% (1 mo. Term SOFR + 2.50%), 12/16/2032 (Callable 05/01/2026)			2,600		2,607
Radiology Partners, Inc., Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor) (Callable 05/01/2026)			64,675		63,832
Savor Acquisition, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor) (Callable 05/01/2026)			36,278		36,368
Savor Acquisition, Inc., First Lien, 7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032 (Callable 05/01/2026)			3,448		3,457
Select Medical Corp., 6.93% (1 mo. Term SOFR + 3.00%), 12/03/2031 (Callable 05/01/2026)			30,000		29,963
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor) (Callable 05/01/2026)			119,699		118,822
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor) (Callable 05/01/2026)			34,738		34,665
United Rentals North America, Inc., Senior Secured First Lien, 5.17% (1 mo. SOFR US + 1.50%), 02/14/2031, (0.00% Floor) (Callable 05/01/2026)			58,352		58,681
Veritiv Operating Co., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor) (Callable 05/01/2026)			24,712		24,076
Vestis Corp., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 05/01/2026)			43,862		42,436
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 05/01/2026)			65,929		65,480
					2,539,352

Energy - 0.3%
Apro LLC, Senior Secured First Lien, 7.43% (1 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 05/01/2026)			54,224		54,462
Freeport LNG Investments LLLP, Senior Secured First Lien, 6.89% (3 mo. SOFR US + 3.25%), 01/31/2033, (0.00% Floor) (Callable 05/01/2026)			65,000		65,109
Hilcorp Energy I LP, Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 02/11/2030, (0.00% Floor)			178,424		178,647
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)			153,450		152,395
NGL Energy Operating LLC, Senior Secured First Lien, 7.18% (1 mo. SOFR US + 3.50%), 03/11/2033, (0.00% Floor) (Callable 05/01/2026)			15,000		15,035
WhiteWater Matterhorn Holdings LLC, Senior Secured First Lien, 5.45% (3 mo. SOFR US + 1.75%), 06/16/2032, (0.00% Floor) (Callable 05/01/2026)			24,963		24,879
					490,527

Financial - 0.4%
Acrisure LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 05/01/2026)			116,005		112,612
Alera Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/28/2032, (0.00% Floor) (Callable 05/01/2026)			44,775		43,521
AmWINS Group, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 01/30/2032, (0.00% Floor) (Callable 05/01/2026)			44,412		44,169
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.37% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor) (Callable 05/01/2026)			51,923		50,787
6.45% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor) (Callable 05/01/2026)			2,529		2,474
Asurion LLC, First Lien, 7.92% (1 mo. Term SOFR + 4.25%), 09/19/2030 (Callable 05/01/2026)			24,850		24,601
Asurion LLC, Senior Secured Second Lien, 9.15% (1 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor) (Callable 05/01/2026)			3,925		3,906
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 04/28/2028, (0.00% Floor) (Callable 05/01/2026)			9,875		9,880
CPI Holdco B LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor)			29,798		29,639
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.92% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor) (Callable 05/01/2026)			20,000		19,855
Eisner Advisory Group LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor) (Callable 05/01/2026)			34,912		33,341
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor) (Callable 05/01/2026)			69,649		67,556
Hightower Holding LLC, Senior Secured First Lien, 6.41% (3 mo. SOFR US + 2.75%), 04/21/2028, (0.00% Floor) (Callable 05/01/2026)			113,741		112,746
OneDigital Borrower LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 05/01/2026)			68,627		66,525
Sedgwick Claims Management Services, Inc., First Lien, 6.17% (3 mo. Term SOFR + 2.50%), 07/31/2031 (Callable 05/01/2026)			35,000		34,413
Superannuation & Investments US LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/01/2028, (0.50% Floor) (Callable 05/01/2026)			77,719		77,806
Trucordia Insurance Holdings LLC, First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032 (Callable 05/01/2026)			9,813		9,077
Victory Capital Holdings, Inc., Senior Secured First Lien, 5.70% (3 mo. SOFR US + 2.00%), 09/23/2032, (0.00% Floor) (Callable 05/01/2026)			14,925		14,908
					757,816

Industrial - 1.1%
Advanced Drainage Systems, Inc., Senior Secured First Lien, 5.30% (1 mo. SOFR US + 1.63%), 02/28/2033, (0.00% Floor) (Callable 05/01/2026)			30,000		30,178
Aecom T/L B (03/26), Senior Secured First Lien, 5.17% (1 mo. SOFR US + 1.50%), 04/18/2031, (0.00% Floor)			154,841		155,542
Blackfin Pipeline LLC, Senior Secured First Lien, 6.69% (1 mo. SOFR US + 3.00%), 09/29/2032, (0.00% Floor) (Callable 05/01/2026)			39,900		40,168
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 09/08/2032, (0.00% Floor) (Callable 05/01/2026)			49,874		49,478
Clean Harbors 9/25 T/L B, Senior Secured First Lien, 5.17% (1 mo. SOFR US + 1.50%), 09/24/2032, (0.00% Floor)			144,638		145,849
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.50% Floor) (Callable 05/01/2026)			177,224		165,993
Columbus McKinnon Corp./NY, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 02/03/2033, (0.50% Floor) (Callable 05/01/2026)			52,911		52,779
Construction Partners, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 11/03/2031, (0.00% Floor) (Callable 05/01/2026)			44,438		44,486
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 07/12/2032, (0.00% Floor)			109,725		109,794
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 05/01/2026)			94,800		94,960
Emrld Borrower LP, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 08/04/2031, (0.00% Floor) (Callable 05/01/2026)			14,776		14,768
Graham Packaging Co., Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 01/26/2033, (0.00% Floor) (Callable 05/01/2026)			65,000		64,445
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor) (Callable 05/01/2026)			55,000		55,000
Kaman Corp., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/26/2032, (0.50% Floor) (Callable 05/01/2026)			0(k)		0(k)
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 02/10/2033, (0.00% Floor) (Callable 05/01/2026)			196,000		193,648
Madison Safety & Flow LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 09/26/2031, (0.00% Floor) (Callable 05/01/2026)			19,181		19,213
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 03/28/2031, (0.00% Floor)			49,550		45,813
MX Holdings US, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 03/17/2032, (0.00% Floor) (Callable 05/01/2026)			14,888		14,944
Pinnacle Buyer LLC, Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor) (Callable 05/01/2026)			12,549		12,579
Pinnacle Buyer LLC, First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (Callable 05/01/2026)			2,419		2,425
Project Aurora US Finco, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 12/05/2032, (0.00% Floor) (Callable 05/01/2026)			19,950		20,012
Quikrete Holdings, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 05/01/2026)			371,050		370,819
Signia Aerospace LLC, Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 05/01/2026)			60,712		60,939
6.45% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 05/01/2026)			827		830
Signia Aerospace LLC, First Lien, 7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (Callable 05/01/2026)			3,000		3,011
Tecta America Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/18/2032, (0.00% Floor) (Callable 05/01/2026)			44,663		44,554
TransDigm, Inc., Senior Secured First Lien
5.92% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor) (Callable 05/01/2026)			29,477		29,510
6.17% (1 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 05/01/2026)			48,939		49,001
6.17% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 05/01/2026)			39,276		39,318
6.17% (1 mo. SOFR US + 2.50%), 02/10/2033, (0.00% Floor) (Callable 05/01/2026)			20,000		20,033
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 09/18/2028, (0.50% Floor) (Callable 05/01/2026)			19,887		18,883
VSE Corp., 5.69%, 03/17/2033			20,000		20,004
					1,988,976

Technology - 0.8%
Applied Systems, Inc., Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)			10,000		9,906
Ascend Learning LLC, First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 12/11/2028 (Callable 05/01/2026)			0(k)		0(k)
AthenaHealth Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor) (Callable 05/01/2026)			24,937		24,516
Boxer Parent Co., Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor) (Callable 05/01/2026)			89,100		82,854
CACI International, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 05/01/2026)			217,151		217,694
Clearwater Analytics LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 04/21/2032, (0.00% Floor) (Callable 05/01/2026)			159,200		159,250
Cloud Software Group, Inc., Senior Secured First Lien
6.95% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor) (Callable 05/01/2026)			197,906		181,875
6.95% (3 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor) (Callable 05/01/2026)			9,975		9,156
Cotiviti, Inc., Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor) (Callable 05/01/2026)			33,710		31,140
6.42% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor) (Callable 05/01/2026)			24,813		22,902
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033, (0.00% Floor) (Callable 05/01/2026)			120,000		113,833
Kaseya, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor) (Callable 05/01/2026)			163,350		153,020
McAfee Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor) (Callable 05/01/2026)			13,606		12,195
Mitchell International, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 06/17/2031, (0.00% Floor) (Callable 05/01/2026)			62,135		59,458
Mitchell International, Inc., Senior Secured Second Lien, 8.92% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor) (Callable 05/01/2026)			10,000		9,059
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033 (Callable 05/01/2026)			260,000		258,700
RealPage, Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 05/01/2026)			59,699		58,140
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor) (Callable 05/01/2026)			59,887		57,308
Zelis Payments Buyer, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 05/01/2026)			54,337		52,714
					1,513,720

Utilities - 0.2%
Meade Pipeline Co. LLC, Senior Secured First Lien, 5.69% (3 mo. SOFR US + 2.00%), 09/22/2032, (0.00% Floor) (Callable 05/01/2026)			35,000		35,058
NRG Energy, Inc., Senior Secured First Lien, 5.62% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor)			325,911		326,954
					362,012
TOTAL BANK LOANS (Cost $12,751,856)					12,607,999

ASSET-BACKED SECURITIES - 6.9%			Par		Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 06/25/2028) (b)(c)			141,253		124,754
ACREC Trust, Series 2021-FL1, Class C, 5.94% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 04/16/2026) (b)			375,000		375,218
Affirm, Inc., Series 2025-1A, Class D, 5.62%, 02/15/2033 (Callable 02/15/2027) (b)			250,000		251,189
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (b)			550,000		544,230
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049 (b)			134,120		134,822
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 05/17/2028) (b)			28,073		25,752
AutoNation Finance Trust
Series 2025-1A, Class C, 5.19%, 12/10/2030 (Callable 10/10/2028) (b)			45,000		45,519
Series 2025-1A, Class D, 5.63%, 09/10/2032 (Callable 10/10/2028) (b)			25,000		25,195
Series 2026-1A, Class D, 5.07%, 01/11/2034 (Callable 08/11/2029) (b)			70,000		69,708
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028) (b)			153,545		145,412
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028) (b)			250,000		252,102
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 02/25/2031) (b)			310,454		302,272
Consolidated Communications LLC, Series 2025-4A, Class A2, 5.52%, 12/20/2055 (Callable 12/20/2028) (b)			115,000		115,539
DataBank Issuer
Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 04/25/2026) (b)			250,000		246,751
Series 2026-1A, Class B, 6.49%, 02/25/2056 (Callable 02/25/2029) (b)			65,000		64,399
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (Callable 11/20/2029) (b)			74,813		74,620
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026) (b)			100,000		99,191
Domino's SPV Guarantor LLC, Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (Callable 07/25/2029) (b)			50,000		50,503
Driven Brands Holdings, Inc., Series 2020-2A, Class A2, 3.24%, 01/20/2051 (Callable 04/20/2026) (b)			97,311		92,338
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 08/15/2028)			27,420		27,460
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.07% (1 mo. Term SOFR + 1.39%), 07/25/2034, (1.28% Floor) (Callable 04/25/2026)			8,618		8,596
Flexential Issuer LLC, Series 2025-2A, Class A2, 6.46%, 10/25/2060 (Callable 10/25/2029) (b)			100,000		99,925
GreenSky LLC, Series 2025-3A, Class D, 5.15%, 12/27/2060 (Callable 02/25/2032) (b)			150,000		149,119
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030) (b)			421,351		366,190
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049 (b)			259,000		260,233
Jersey Mike's Funding
Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029) (b)			207,900		209,967
Series 2026-1A, Class A2II, 5.48%, 02/15/2056 (Callable 08/15/2032) (b)			110,000		109,349
KREF
Series 2021-FL2, Class B, 5.44% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 04/15/2026) (b)			100,000		99,002
Series 2022-FL3, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 04/17/2026) (b)			40,522		40,442
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046 (b)			159,565		151,056
MAPS Ltd., Series 2026-1A, Class A, 5.20%, 01/15/2051 (b)			123,485		120,538
Metronet Systems Holdings LLC
Series 2025-2A, Class B, 5.59%, 08/20/2055 (Callable 08/20/2028) (b)			135,000		135,838
Series 2025-4A, Class C, 7.11%, 12/20/2055 (Callable 12/20/2028) (b)			70,000		69,471
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 02/20/2036) (b)			52,990		47,065
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029) (b)			169,316		159,996
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030) (b)			105,634		98,293
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 05/20/2030) (b)			115,228		108,103
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 05/20/2030) (b)			72,288		66,781
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 07/15/2027) (b)			23,555		22,819
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 12/15/2027) (b)			56,428		52,204
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028) (b)			32,513		30,906
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029) (b)			31,937		29,511
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 11/15/2029) (b)			29,068		26,514
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 02/15/2031) (b)			284,154		253,765
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049 (b)			221,726		220,419
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026) (b)			238,125		227,641
Pagaya AI Debt Selection Trust, Series 2024-11, Class D, 6.31%, 07/15/2032 (Callable 12/15/2026) (b)			161,455		162,589
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (b)(e)(h)			118,689,894		710,988
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (b)			1,100,000		1,096,060
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026) (b)			700,000		695,673
Series 2026-SFR1, Class D, 4.00%, 02/17/2043 (b)			100,000		93,394
QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 05/25/2055 (Callable 05/25/2028) (b)			250,000		244,863
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)			115,585		115,672
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027) (b)			145,000		146,813
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029) (b)			98,000		100,710
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049 (b)			108,333		108,194
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035) (b)			79,566		79,889
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 09/25/2026) (b)(e)			10,000		78,024
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 12/15/2028) (b)			47,827		44,930
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 05/15/2030) (b)(e)			10,000		218,168
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 08/20/2030 (Callable 09/20/2028) (b)			125,000		124,122
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.11% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 04/25/2026)			356,540		298,626
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028) (b)			85,218		79,133
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2028) (b)			73,085		69,248
Series 2025-1A, Class A2A, 6.41%, 04/30/2060 (b)			98,725		99,015
Switch Ltd., Series 2025-2A, Class B, 6.24%, 10/25/2055 (Callable 10/25/2028) (b)			250,000		244,070
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (Callable 08/25/2029) (b)			145,000		144,044
Vertical Bridge Holdings LLC, Series 2026-1A, Class F, 6.84%, 03/15/2056 (Callable 03/15/2029) (b)			110,000		110,667
Verus Securitization Trust
Series 2025-12, Class M1, 5.76%, 12/25/2070 (Callable 12/25/2028) (b)(g)			500,000		496,354
Series 2025-4, Class B1, 7.45%, 05/25/2070 (Callable 05/25/2028) (b)(g)			100,000		100,436
Walker Parent, Inc., Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027) (b)			174,125		175,059
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2026) (b)			246,250		238,857
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 04/30/2026) (b)			143,250		136,614
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (b)			90,000		91,012
TOTAL ASSET-BACKED SECURITIES (Cost $12,911,366)					12,533,941

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.4%			Par		Value
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)		AUD	200,000		138,785
2.20%, 05/15/2030		AUD	210,000		128,401
Australia Government Bond, 4.25%, 03/21/2036		AUD	250,000		162,732
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050		BRL	213,000		166,904
Brazilian Government International Bond, 4.75%, 01/14/2050 (Callable 07/14/2049)			200,000		144,500
Canadian Government Bond
2.75%, 05/01/2027		CAD	170,000		122,303
3.50%, 09/01/2029		CAD	85,000		62,065
0.50%, 12/01/2030		CAD	70,000		44,713
Chile Government International Bond, 2.45%, 01/31/2031 (Callable 10/31/2030)			200,000		182,546
China Government Bond, 2.69%, 08/12/2026		CNY	680,000		99,050
City of Oslo Norway, 4.34% (3 mo. NIBOR + 0.18%), 02/12/2029		NOK	2,000,000		205,889
CPPIB Capital, Inc., 2.25%, 12/01/2031 (b)		CAD	100,000		67,599
Czech Republic Government Bond
4.50%, 11/11/2032		CZK	2,860,000		133,159
4.25%, 10/24/2034		CZK	3,280,000		148,465
3.50%, 05/30/2035		CZK	3,570,000		152,160
Dominican Republic International Bond, 5.75%, 03/17/2034 (Callable 01/17/2034) (b)			150,000		142,875
Finland Government Bond, 3.00%, 09/15/2033 (b)		EUR	125,000		143,057
FIRSTMAC MORTGAGE FUNDING TRUST NO. 4 SERIES 2024-4, Series 2024-4, Class A1, 5.14% (1 Month Australian Bank Bill Swap Rate + 1.08%), 02/18/2056, (0.00% Floor) (Callable 05/18/2031)		AUD	134,102		92,650
Fondo MIVIVIENDA SA, 5.40%, 03/31/2031 (Callable 02/28/2031) (b)			150,000		149,943
Guatemala Government Bond, 4.50%, 05/03/2026			200,000		200,000
Hungary Government Bond, 6.75%, 07/23/2031		HUF	157,970,000		465,997
Indonesia Government International Bond, 4.46%, 03/04/2038 (Callable 12/04/2037)		EUR	100,000		111,007
Indonesia Treasury Bond
9.00%, 03/15/2029		IDR	514,000,000		32,338
6.50%, 07/15/2030		IDR	2,312,000,000		135,568
6.50%, 02/15/2031		IDR	2,730,000,000		159,580
6.38%, 04/15/2032		IDR	4,227,000,000		244,101
6.63%, 05/15/2033		IDR	1,779,000,000		103,529
Japan Government Two Year Bond, 0.60%, 12/01/2026		JPY	84,200,000		529,106
Malaysia Government Bond
3.24%, 03/15/2029		MYR	650,000		160,360
3.34%, 05/15/2030		MYR	645,000		158,615
4.23%, 06/30/2031		MYR	620,000		158,863
Mexican Bonos, 8.00%, 04/15/2032		MXN	5,990,000		329,338
Mexico Government International Bond
4.50%, 04/22/2029			250,000		248,296
3.88%, 05/16/2031 (Callable 04/16/2031)		EUR	185,000		207,778
NBN Co. Ltd.
5.00%, 08/28/2031 (Callable 05/28/2031)		AUD	480,000		322,417
5.35%, 03/06/2035 (Callable 12/06/2034)		AUD	190,000		126,243
New South Wales Treasury Corp.
4.75%, 09/20/2035		AUD	420,000		272,427
4.25%, 02/20/2036		AUD	355,000		220,033
4.75%, 02/20/2037		AUD	120,000		76,436
5.25%, 02/24/2038		AUD	145,000		95,208
New Zealand Government Bond
0.25%, 05/15/2028		NZD	480,000		257,300
2.00%, 05/15/2032		NZD	240,000		120,352
4.25%, 05/15/2034		NZD	870,000		489,217
4.50%, 05/15/2035		NZD	265,000		150,496
1.75%, 05/15/2041		NZD	160,000		59,601
Norway Government Bond
1.25%, 09/17/2031 (b)		NOK	1,905,000		167,318
2.13%, 05/18/2032 (b)		NOK	3,335,000		303,587
3.75%, 06/12/2035 (b)		NOK	1,010,000		99,527
Peru Government Bond, 5.35%, 08/12/2040		PEN	2,132,000		524,944
Peruvian Government International Bond, 2.84%, 06/20/2030			100,000		93,127
Philippine Government Bond
6.25%, 02/28/2029		PHP	8,670,000		141,575
6.50%, 05/19/2029		PHP	16,710,000		274,619
6.38%, 07/27/2030		PHP	16,180,000		263,338
6.00%, 08/20/2030		PHP	10,520,000		168,686
6.75%, 09/15/2032		PHP	12,890,000		210,938
Province of Quebec Canada, 4.50%, 09/08/2033			153,000		153,468
Queensland Treasury Corp.
4.50%, 08/22/2035 (b)		AUD	125,000		79,331
5.25%, 07/21/2036 (b)		AUD	145,000		96,731
Republic of Poland Government Bond, 5.00%, 10/25/2035		PLN	2,300,000		579,616
South Australian Government Financing Authority, 1.75%, 05/24/2034		AUD	35,000		18,288
Treasury Corp. of Victoria
5.25%, 09/15/2038		AUD	245,000		159,286
5.00%, 11/20/2040		AUD	140,000		86,261
2.25%, 11/20/2041		AUD	200,000		84,191
United Kingdom Gilt
3.75%, 03/07/2027		GBP	35,000		46,043
4.13%, 07/22/2029		GBP	90,000		118,051
4.25%, 07/31/2034		GBP	125,000		159,195
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,078,453)					11,750,122

U.S. TREASURY SECURITIES - 5.3%			Par		Value
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2027			186,148		186,068
1.63%, 10/15/2027			241,556		245,207
0.50%, 01/15/2028			184,603		183,146
United States Treasury Note/Bond
3.88%, 03/31/2028			142,200		142,422
3.88%, 03/31/2031			489,600		488,089
2.88%, 05/15/2032			25,000		23,385
2.75%, 08/15/2032			420,000		388,500
3.50%, 02/15/2033			625,000		601,318
4.25%, 03/31/2033			718,000		723,105
4.25%, 08/15/2035			160,000		159,425
4.13%, 02/15/2036			2,170,100		2,136,108
1.38%, 11/15/2040			4,700,000		3,027,828
2.38%, 02/15/2042			140,000		102,085
2.75%, 11/15/2042			90,000		68,446
3.00%, 02/15/2049			1,155,000		843,240
4.63%, 11/15/2055			449,900		429,918
TOTAL U.S. TREASURY SECURITIES (Cost $10,228,701)					9,748,290

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.6%			Shares		Value
Voya VACS Series EMHCD Fund (l)			191,764		2,000,100
Voya VACS Series HYB Fund (l)			449,414		4,570,544
AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,139,741)					6,570,644

COLLATERALIZED LOAN OBLIGATIONS - 3.2%			Par		Value
AB BSL CLO Ltd., Series 2023-4A, Class BR, 5.57% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (Callable 04/20/2027) (b)			250,000		250,132
ACREC Trust, Series 2026-FL4, Class C, 5.68% (1 mo. Term SOFR + 2.00%), 01/18/2043, (2.00% Floor) (Callable 01/18/2028) (b)			110,000		109,323
AMMC CDO, Series 2024-30A, Class CR, 5.34% (3 mo. Term SOFR + 1.75%), 04/15/2039, (1.75% Floor) (Callable 04/15/2028) (b)			250,000		249,106
ArrowMark Colorado Holdings, Series 2026-19A, Class C, 5.56% (3 mo. Term SOFR + 1.90%), 03/31/2038, (1.90% Floor) (Callable 01/15/2028) (b)			250,000		249,480
Bain Capital Credit CLO, Series 2024-4A, Class C, 5.57% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026) (b)			250,000		248,950
BDS Ltd., Series 2021-FL10, Class A, 5.14% (1 mo. Term SOFR + 1.46%), 12/16/2036, (1.46% Floor) (Callable 04/16/2026) (b)			20,862		20,861
BrightSpire Capital, Inc., Series 2026-FL3, Class D, 6.53% (1 mo. Term SOFR + 2.85%), 08/19/2043, (2.85% Floor) (Callable 09/19/2028) (b)			110,000		109,596
CBAM Ltd., Series 2017-1A, Class CR2, 5.77% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027) (b)			250,000		249,837
Cent CLO, Series 2018-27A, Class DR, 7.76% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 04/25/2026) (b)			500,000		494,265
Empower CLO Ltd., Series 2024-2A, Class C, 5.77% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026) (b)			500,000		500,158
FS RIALTO
Series 2021-FL3, Class D, 6.29% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 04/16/2026) (b)			100,000		101,059
Series 2026-FL11, Class C, 5.72% (1 mo. Term SOFR + 2.05%), 01/19/2044, (2.05% Floor) (Callable 03/19/2029) (b)			100,000		100,018
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/19/2043, (1.50% Floor) (Callable 09/19/2028) (b)			100,000		100,094
ICG US CLO Ltd., Series 2014-1A, Class BR3, 5.42% (3 mo. Term SOFR + 1.75%), 10/20/2034, (1.75% Floor) (Callable 10/20/2026) (b)			250,000		249,124
Katayma CLO Ltd., Series 2024-2A, Class D, 8.17% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 04/20/2026) (b)			430,000		427,645
KREF, Series 2022-FL3, Class C, 5.98% (1 mo. Term SOFR + 2.30%), 02/17/2039, (2.30% Floor) (Callable 04/17/2026) (b)			120,000		120,456
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL8, Class B, 5.63% (1 mo. Term SOFR + 1.95%), 02/19/2037, (1.95% Floor) (Callable 04/17/2026) (b)			120,000		119,711
Neuberger Berman CLO Ltd., Series 2021-44A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (Callable 04/16/2026) (b)			500,000		491,976
Ocean Trails CLO, Series 2024-15A, Class CR, 5.67% (3 mo. Term SOFR + 2.00%), 01/15/2039, (2.00% Floor) (Callable 01/15/2028) (b)			500,000		499,642
OZLM Ltd., Series 2016-15A, Class A1R3, 4.72% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (b)			161,586		161,413
Park Blue CLO Ltd., Series 2023-4A, Class CR, 5.46% (3 mo. Term SOFR + 1.80%), 01/25/2039, (1.80% Floor) (Callable 01/25/2028) (b)			250,000		249,651
PFP III Ltd., Series 2026-13, Class C, 5.68% (1 mo. Term SOFR + 2.00%), 08/18/2043, (2.00% Floor) (Callable 07/18/2028) (b)			80,000		79,944
Starwood Property Trust, Inc., Series 2025-FL4, Class B, 5.63% (1 mo. Term SOFR + 1.95%), 11/19/2042, (1.95% Floor) (Callable 05/19/2028) (b)			250,000		249,784
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026) (b)			500,000		500,180
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,958,024)					5,932,405

FOREIGN GOVERNMENT AGENCY ISSUES - 1.3%			Par		Value
CDP Financial, Inc., 4.20%, 12/02/2030		CAD	100,000		74,514
New Zealand Government Bond, 3.50%, 04/14/2033		NZD	745,000		403,013
Norway Government Bond, 3.00%, 08/15/2033 (b)		NOK	1,035,000		97,943
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027		BRL	2,385,000		448,645
NOTA DO TESOURO NACIONAL (PRICES NEAR1000), 10.00%, 01/01/2029		BRL	2,710,000		495,302
Province of British Columbia Canada, 4.20%, 07/06/2033			145,000		142,842
Province of Ontario Canada, 3.45%, 06/02/2045		CAD	160,000		97,633
Queensland Treasury Corp.
3.25%, 05/21/2035 (b)		EUR	100,000		113,264
3.38%, 03/18/2036 (b)		EUR	105,000		119,832
5.25%, 08/13/2038 (b)		AUD	135,000		87,976
Treasury Corp. of Victoria
4.75%, 09/15/2036		AUD	230,000		146,674
2.00%, 11/20/2037		AUD	340,000		158,446
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,333,132)					2,386,084

PREFERRED STOCKS - 1.1%			Shares		Value
Financial - 1.1%
Bank of Hawaii Corp., 8.00%, Perpetual (Callable 08/01/2029) (a)(m)			4,900		128,625
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual (Callable 10/06/2030) (m)			12,725		316,343
Fifth Third Bancorp, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 10/01/2030) (m)			11,000		286,660
First Busey Corp., Series B, 8.25%, Perpetual (Callable 06/01/2030) (m)			4,950		125,186
First Citizens BancShares, Inc./NC, Series E, 6.63% to 03/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual (Callable 03/15/2031) (a)(m)			12,200		301,584
First Horizon Corp., Series H, 6.75%, Perpetual (Callable 04/10/2031) (m)			6,325		156,544
Live Oak Bancshares, Inc., Series A, 8.38%, Perpetual (Callable 09/15/2030) (m)			3,625		90,625
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (Callable 07/15/2030) (m)			7,375		188,136
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual (Callable 10/01/2030) (m)			10,650		266,783
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual (Callable 07/15/2030) (m)			4,250		109,522
TOTAL PREFERRED STOCKS (Cost $1,949,288)					1,970,008

CONVERTIBLE PREFERRED STOCKS - 1.0%			Shares		Value
Consumer, Cyclical - 0.2%
QXO, Inc., 5.50%, 05/15/2028 (m)			5,350		294,196

Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027 (m)			1,800		116,784

Technology - 0.2%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027 (m)			2,750		177,403
Oracle Corp., Series D, 6.50%, 01/15/2029 (m)			6,300		283,563
					460,966

Utilities - 0.5%
NextEra Energy, Inc., 7.38%, 02/15/2029 (m)			9,450		474,673
PPL Corp., 7.00%, 02/15/2029 (m)			3,340		171,309
Southern Co., Series A, 7.13%, 12/15/2028 (m)			4,250		218,450
					864,432
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,660,365)					1,736,378

MORTGAGE-BACKED SECURITIES - 0.8%			Par		Value
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.42% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (b)			100,000		99,594
BBCMS Trust, Series 2026-5C40, Class XD, 2.13%, 02/15/2059 (Callable 11/15/2030) (b)(g)(h)			2,064,000		192,807
BX Trust
Series 2026-ALOHA, Class D, 5.85% (1 mo. Term SOFR + 2.15%), 04/15/2043, (2.15% Floor) (b)			100,000		100,000
Series 2026-CART, Class D, 5.57% (1 mo. Term SOFR + 1.90%), 02/15/2036, (1.90% Floor) (b)			100,000		99,999
Series 2026-CSMO, Class D, 6.12% (1 mo. Term SOFR + 2.45%), 02/15/2043, (2.45% Floor) (b)			100,000		100,156
Series 2026-XL6, Class B, 5.12% (1 mo. Term SOFR + 1.45%), 03/15/2043, (1.45% Floor) (b)			250,000		248,750
Series 2026-XL6, Class D, 5.77% (1 mo. Term SOFR + 2.10%), 03/15/2043, (2.10% Floor) (b)			80,000		79,600
Computershare Corporate Trust, Series 2026-5C8, Class XA, 1.58%, 03/15/2059 (Callable 12/15/2030) (g)(h)			2,152,000		123,716
Ginnie Mae II Pool
Pool MA8200, 4.00%, 08/20/2052			71,503		67,569
Pool MA8201, 4.50%, 08/20/2052			32,924		32,061
Pool MA8346, 4.00%, 10/20/2052			84,230		79,877
Pool MA8426, 4.00%, 11/20/2052			85,371		80,954
Pool MA8489, 4.50%, 12/20/2052			58,131		56,544
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, 5.82% (1 mo. Term SOFR + 2.15%), 03/15/2043, (2.15% Floor) (b)			100,000		99,000
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,475,339)					1,460,627

CONVERTIBLE BONDS - 0.7%			Par		Value
Consumer, Cyclical - 0.1%
Burlington Stores, Inc., 1.25%, 12/15/2027			110,000		182,603

Utilities - 0.6%
CenterPoint Energy, Inc., 3.00%, 08/01/2028 (b)			300,000		314,112
CMS Energy Corp., 3.13%, 05/01/2031 (b)			100,000		102,566
Duke Energy Corp., 3.00%, 03/15/2029 (b)			140,000		140,456
Exelon Corp., 3.25%, 03/15/2029 (b)			130,000		134,436
FirstEnergy Corp., 3.88%, 01/15/2031 (b)			170,000		196,090
Southern Co., 3.25%, 06/15/2028 (b)			100,000		101,869
TXNM Energy, Inc., 5.75%, 06/01/2054			105,000		139,019
					1,128,548
TOTAL CONVERTIBLE BONDS (Cost $1,165,008)					1,311,151

U.S. GOVERNMENT AGENCY ISSUES - 0.1%			Par		Value
Freddie Mac Mscr Trust Mn13, Series 2026-MN13, Class M2, 6.62% (30 day avg SOFR US + 2.95%), 03/25/2046, (0.00% Floor) (Callable 03/25/2031) (b)			85,000		84,999
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $85,000)					84,999

PURCHASED OPTIONS - 0.0% (m)	Notional Amount		Contracts		Value
Call Options - 0.0% (j)
10-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Pay Floating; Expiration: 02/12/2036; Exercise Rate: 3.61%	1,202,000		1,202,000		2,673
10-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 02/23/2028; Exercise Rate: 3.82%	274,000		274,000		(1,466)
1-Year Forward Interest Rate Swap, Counterparty: Mizuho Capital Markets, Pay Floating; Expiration: 04/10/2026; Exercise Rate: 3.15%	6,010,000		6,010,000		(3,522)
5-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay Floating; Expiration: 03/20/2028; Exercise Rate: 3.78%	601,000		601,000		(522)
EUR/GBP, Counterparty: Goldman Sachs, Expiration: 08/06/2026; Exercise Price: $0.93	23,117		20,000		1,485
MC 5YX5Y, Counterparty: Morgan Stanley, Pay Floating; Expiration: 05/20/2026; Exercise Rate: 2.50%	1,194,000		1,194,000		28
USD/EUR, Counterparty: Nomura Securities International, Inc.;
Expiration: 05/22/2026; Exercise Price: $1.09	48,000		48,000		1,632
Expiration: 09/21/2026; Exercise Price: $1.13	558,000		558,000		4,572
USD/KRW, Counterparty: Morgan Stanley, Expiration: 04/24/2026; Exercise Price: $1,500.00	551,000		551,000		9,112
Total Call Options					13,992

Put Options - 0.0% (j)
10-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 02/23/2028; Exercise Rate: 3.82%	274,000		274,000		2,603
30-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Receive Fixed; Expiration: 08/30/2027; Exercise Rate: 4.65%	598,400		598,400		(8,315)
5-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive Floating; Expiration: 03/20/2028; Exercise Rate: 3.78%	601,000		601,000		(1,388)
AUD/JPY, Counterparty: Goldman Sachs, Expiration: 05/29/2026; Exercise Price: $103.00	33,808		49,000		3,664
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Floating; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500		2,436,500		31,053
USD/KRW, Counterparty: Morgan Stanley, Expiration: 04/24/2026; Exercise Price: $1,380.00	551,000		551,000		39
Total Put Options					27,656
TOTAL PURCHASED OPTIONS (Cost $26,837)					41,648

COMMON STOCKS - 0.0% (j)			Shares		Value
ALTICE FRANCE/LUXCO 3 SHARES (d)(m)			360		6,086
TOTAL COMMON STOCKS (Cost $11,893)					6,086

TOTAL INVESTMENTS - 92.2% (Cost $174,976,003)					168,557,931
Money Market Deposit Account - 6.7% (n)(o)					12,257,646
Other Assets in Excess of Liabilities - 1.1%				0.01147	2,097,627
TOTAL NET ASSETS - 100.0%					$182,913,204

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
PLN - Polish Zloty

(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $445,801.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $63,425,747 or 34.7% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,398 or 0.0% of net assets as of March 31, 2026.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(h)	Interest only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Represents less than 0.05% of net assets.
(k)	Rounds to zero.
(l)	Affiliated security as defined by the Investment Company Act of 1940.
(m)	Non-income producing security.
(n)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(o)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $453,227 which represented 0.2% of net assets.

Wilshire Income Opportunities Fund
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
10-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Receive Floating; Expiration: 07/21/2026; Exercise Rate: 3.94%	$(306,500)	(306,500)	$(762)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities;
Receive Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	366
Receive Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	2,397
Receive Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	(72)
Receive Floating; Expiration: 02/03/2028; Exercise Rate: 3.52%	(4,183,000)	(4,183,000)	(6,028)
1-Year Forward Interest Rate Swap, Counterparty: BNP Paribas Securities Corp., Receive Floating; Expiration: 02/22/2027; Exercise Rate: 2.50%	(6,010,000)	(6,010,000)	1,599
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Receive Floating; Expiration: 09/25/2026; Exercise Rate: 2.50%	(6,172,000)	(6,172,000)	4,617
Receive Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	2,890
Receive Floating; Expiration: 02/11/2028; Exercise Rate: 3.42%	(1,502,500)	(1,502,500)	(1,182)
1-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Receive Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	2,950
1-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Receive Floating; Expiration: 02/05/2029; Exercise Rate: 3.70%	(4,183,000)	(4,183,000)	(6,513)
30-Year Forward Interest Rate Swap Counterparty: Nomura Securities International, Inc.;
Receive Floating; Expiration: 01/07/2030; Exercise Rate: 3.00%	(307,000)	(307,000)	(1,806)
Receive Floating; Expiration: 02/25/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	406
30-Year Forward Interest Rate Swap Counterparty: BNP Paribas Securities Corp.;
Receive Floating; Expiration: 02/18/2031; Exercise Rate: 4.14%	(150,000)	(150,000)	322
Receive Floating; Expiration: 02/25/2031; Exercise Rate: 4.12%	(302,500)	(302,500)	1,007
30-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Receive Floating; Expiration: 02/18/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	480
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 01/07/2030; Exercise Rate: 3.00%	(613,000)	(613,000)	(3,606)
30-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Receive Floating; Expiration: 01/29/2027; Exercise Rate: 4.25%	(459,000)	(459,000)	(6,567)
30-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive Floating; Expiration: 01/29/2027; Exercise Rate: 4.25%	(459,000)	(459,000)	(6,881)
EUR/USD, Counterparty: Citibank Global Markets, Inc.; Expiration: 05/04/2026; Exercise Price: $1.18	(3,213,278)	(2,780,000)	(9,569)
EUR/ZAR, Counterparty: Goldman Sachs; Expiration: 01/08/2027; Exercise Price: $21.50	(27,741)	(24,000)	(1,933)
MC 10YX10Y, Counterparty: Morgan Stanley, Receive Floating; Expiration: 05/20/2026; Exercise Rate: 2.30%	(597,000)	(597,000)	(14)
USD/KRW, Counterparty: Morgan Stanley; Expiration: 04/24/2026; Exercise Price: $1,475.00	(551,000)	(551,000)	(14,878)
Total Call Options			(42,777)

Put Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Pay Floating; Expiration: 07/21/2026; Exercise Rate: 3.94%	(306,500)	(306,500)	1,058
10-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Pay Floating; Expiration: 02/12/2036; Exercise Rate: 5.61%	(1,202,000)	(1,202,000)	(2,900)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities;
Pay Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	(2,899)
Pay Floating; Expiration: 09/30/2027; Exercise Rate: 3.60%	(10,771,200)	(10,771,200)	(14,498)
Pay Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(5,748)
Pay Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	(1,651)
Pay Floating; Expiration: 02/03/2028; Exercise Rate: 3.52%	(4,183,000)	(4,183,000)	(3,857)
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Pay Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(5,416)
Pay Floating; Expiration: 02/11/2028; Exercise Rate: 3.42%	(1,502,500)	(1,502,500)	(1,920)
1-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Pay Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	(6,280)
1-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Pay Floating; Expiration: 02/05/2029; Exercise Rate: 3.70%	(4,183,000)	(4,183,000)	(1,987)
1-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay Floating; Expiration: 02/10/2027; Exercise Rate: 3.70%	(6,010,000)	(6,010,000)	(13,222)
30-Year Forward Interest Rate Swap Counterparty: Nomura Securities International, Inc.;
Pay Floating; Expiration: 02/25/2031; Exercise Rate: 4.12%	(302,500)	(302,500)	(2,241)
Pay Floating; Expiration: 02/25/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	(993)
30-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay Floating; Expiration: 01/29/2027; Exercise Rate: 4.25%	(459,000)	(459,000)	3,239
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 02/24/2031; Exercise Rate: 5.60%	(366,000)	(366,000)	(1,434)
30-Year Forward Interest Rate Swap, Counterparty: BNP Paribas Securities Corp., Pay Floating; Expiration: 02/18/2031; Exercise Rate: 4.14%	(150,000)	(150,000)	(969)
30-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Pay Floating; Expiration: 01/29/2027; Exercise Rate: 4.25%	(459,000)	(459,000)	3,437
30-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Pay Floating; Expiration: 02/18/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	(918)
CDX.NA.HY.45.V2 5YR RTP 104.0000, Counterparty: Goldman Sachs, Pay Floating; Expiration: 04/15/2026; Exercise Rate: 104.00%	(555,000)	(555,000)	(2,590)
CDX.NA.HY.45.V2 5YR RTP 106.5000, Counterparty: Goldman Sachs, Pay Floating; Expiration: 04/15/2026; Exercise Rate: 106.50%	(1,500,000)	(1,500,000)	(22,993)
EUR/USD, Counterparty: Citibank Global Markets, Inc.; Expiration: 05/04/2026; Exercise Price: $1.14	(3,190,161)	(2,760,000)	(13,466)
Invesco Senior Loan ETF, Counterparty: Goldman Sachs; Expiration: 04/17/2026; Exercise Price: $20.00	(306,150)	(150)	(1,500)
ITRAXX.EUR.45.V1 5YR RTP 77.5000, Counterparty: Deutsche Bank, Pay Floating; Expiration: 04/15/2026; Exercise Rate: 77.50%	(2,510,000)	(2,510,000)	(4,047)
USD/KRW, Counterparty: Morgan Stanley; Expiration: 04/24/2026; Exercise Price: $1,340.00	(551,000)	(551,000)	(8)
Total Put Options			(103,803)
TOTAL WRITTEN OPTIONS (Premiums received $62,308)			$(146,580)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	14	06/18/2026	$1,589,219	$(31,155)
Euro-Bund	3	06/08/2026	434,798	(9,711)
U.S. Treasury 2 Year Notes	332	06/30/2026	68,871,843	(433,884)
U.S. Treasury 5 Year Note	375	06/30/2026	40,567,383	(515,306)
U.S. Treasury Long Bonds	62	06/18/2026	7,060,250	(199,868)
				$(1,189,924)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(31)	06/18/2026	$3,518,984	$61,334
Canadian 10 Year Government Bonds	(1)	06/19/2026	86,270	1,724
Euro-BTP Italian Government Bonds	(5)	06/08/2026	672,014	24,847
French Government Bonds	(3)	06/08/2026	411,565	11,425
U.S. Treasury 10 Year Notes	(38)	06/18/2026	4,219,781	44,537
U.S. Treasury Long Bonds	(11)	06/18/2026	1,252,625	18,948
U.S. Treasury Ultra Bonds	(26)	06/18/2026	3,030,626	89,958
				$252,773
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(937,151)

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
ANZ Securities, Inc.	06/17/2026	USD	141,252	NZD	240,461	$2,688
Barclays Capital, Inc.	04/21/2026	AUD	317,750	NZD	379,556	903
Barclays Capital, Inc.	06/17/2026	USD	5,854,439	EUR	5,033,649	15,346
Barclays Capital, Inc.	04/21/2026	USD	318,125	JPY	50,178,747	1,301
Barclays Capital, Inc.	06/17/2026	USD	371,873	NZD	636,897	4,866
BNP Paribas Securities Corp.	04/24/2026	USD	977	ZAR	15,989	34
Citibank Global Markets, Inc.	04/21/2026	CLP	463,817,835	CAD	694,026	1,587
Citibank Global Markets, Inc.	04/21/2026	EUR	152,169	CLP	160,842,347	2,349
Citibank Global Markets, Inc.	06/17/2026	EUR	306,147	USD	354,068	1,066
Citibank Global Markets, Inc.	04/21/2026	USD	635,833	CAD	872,740	7,878
Citibank Global Markets, Inc.	06/17/2026	USD	1,035,649	CAD	1,401,413	24,771
Citibank Global Markets, Inc.	04/24/2026	USD	556,723	PEN	1,919,895	5,762
Goldman Sachs	06/17/2026	USD	694,496	MXN	12,409,712	6,828
Goldman Sachs	04/24/2026	ZAR	4,704,376	USD	275,925	1,565
HSBC Bank	06/17/2026	EUR	337,166	USD	390,907	210
HSBC Bank	06/17/2026	USD	848,447	EUR	730,652	883
HSBC Bank	04/21/2026	USD	1,119,297	GBP	842,202	4,594
HSBC Bank	04/21/2026	USD	318,125	JPY	50,102,460	1,783
J.P. Morgan Securities, Inc.	04/21/2026	AUD	317,750	NZD	379,558	902
J.P. Morgan Securities, Inc.	05/06/2026	EUR	690,000	USD	794,733	4,226
J.P. Morgan Securities, Inc.	06/17/2026	EUR	466,784	USD	540,776	699
J.P. Morgan Securities, Inc.	04/21/2026	JPY	151,950,089	USD	957,500	1,899
J.P. Morgan Securities, Inc.	06/17/2026	NOK	4,874,340	USD	499,881	3,177
J.P. Morgan Securities, Inc.	06/17/2026	USD	1,124,949	EUR	965,933	4,455
J.P. Morgan Securities, Inc.	06/17/2026	USD	1,447,725	GBP	1,079,819	18,824
J.P. Morgan Securities, Inc.	06/17/2026	USD	1,001,159	NZD	1,685,283	30,027
Morgan Stanley	06/17/2026	EUR	14,539	USD	16,831	35
Morgan Stanley	04/24/2026	TRY	9,240,900	USD	200,000	1,396
Morgan Stanley	06/17/2026	USD	2,351,340	AUD	3,292,543	82,293
Morgan Stanley	04/21/2026	USD	318,125	JPY	50,016,860	2,323
Morgan Stanley	06/17/2026	USD	29,732	JPY	4,686,201	8
Morgan Stanley	06/17/2026	USD	1,000,132	NOK	9,657,557	3,421
Morgan Stanley	04/24/2026	USD	643,696	PLN	2,352,570	9,983
Royal Bank of Canada Investment Management (USA) Ltd.	06/17/2026	USD	70,295	GBP	52,339	1,036
Standard Chartered Securities N.A.	06/17/2026	USD	426,055	EUR	365,120	2,511
Standard Chartered Securities N.A.	06/17/2026	USD	161,521	MXN	2,906,073	485
Standard Chartered Securities N.A.	06/17/2026	USD	312	NOK	3,017	0
State Street Bank & Trust Co.	06/17/2026	EUR	269,733	USD	312,196	697
State Street Bank & Trust Co.	06/17/2026	MXN	2,739,850	USD	151,511	314
State Street Bank & Trust Co.	04/24/2026	USD	4,376	AUD	6,150	134
State Street Bank & Trust Co.	06/17/2026	USD	321,054	MXN	5,767,575	1,451
UBS AG	05/06/2026	EUR	345,000	USD	395,588	3,891
ANZ Securities, Inc.	06/17/2026	AUD	206,252	USD	144,457	(2,319)
Barclays Capital, Inc.	04/21/2026	CAD	877,694	USD	635,833	(4,314)
Barclays Capital, Inc.	06/17/2026	EUR	1,047,177	USD	1,216,923	(2,186)
Barclays Capital, Inc.	05/06/2026	USD	796,398	EUR	690,000	(2,561)
BNY Mellon Capital Markets LLC	05/06/2026	USD	797,987	EUR	690,000	(972)
BNY Mellon Capital Markets LLC	06/17/2026	USD	32,191	EUR	27,835	(98)
Citibank Global Markets, Inc.	06/17/2026	AUD	352,504	USD	243,739	(812)
Citibank Global Markets, Inc.	04/21/2026	CAD	691,667	EUR	435,504	(6,237)
Citibank Global Markets, Inc.	04/24/2026	USD	166,473	BRL	870,639	(831)
Citibank Global Markets, Inc.	06/17/2026	USD	714,654	EUR	619,179	(3,601)
Goldman Sachs	05/06/2026	USD	396,981	EUR	345,000	(2,499)
Goldman Sachs	06/17/2026	USD	356,746	EUR	309,590	(2,381)
Goldman Sachs	04/24/2026	USD	273,912	ZAR	4,675,807	(1,893)
HSBC Bank	04/21/2026	CAD	497,463	EUR	310,000	(755)
HSBC Bank	05/06/2026	USD	398,418	EUR	345,000	(1,061)
J.P. Morgan Securities, Inc.	04/21/2026	CAD	496,729	EUR	310,000	(1,283)
J.P. Morgan Securities, Inc.	05/06/2026	USD	795,013	EUR	690,000	(3,946)
Morgan Stanley	04/24/2026	USD	50,866	BRL	270,592	(1,131)
Morgan Stanley	04/24/2026	USD	199,750	TRY	9,277,976	(2,454)
Royal Bank of Canada Investment Management (USA) Ltd.	06/17/2026	MXN	4,383,748	USD	244,827	(1,907)
Royal Bank of Canada Investment Management (USA) Ltd.	05/06/2026	USD	793,543	EUR	690,000	(5,415)
Royal Bank of Canada Investment Management (USA) Ltd.	06/17/2026	USD	133,641	EUR	115,651	(515)
Standard Chartered Securities N.A.	04/21/2026	CAD	1,489,744	EUR	930,000	(4,169)
Standard Chartered Securities N.A.	04/24/2026	EUR	21,797	USD	25,407	(183)
Standard Chartered Securities N.A.	04/21/2026	NZD	1,899,898	USD	1,110,999	(18,429)
State Street Bank & Trust Co.	04/21/2026	CLP	162,516,203	EUR	152,169	(541)
State Street Bank & Trust Co.	06/17/2026	GBP	37,410	USD	49,955	(451)
State Street Bank & Trust Co.	04/24/2026	JPY	18,519,804	USD	117,834	(865)
State Street Bank & Trust Co.	04/21/2026	KRW	1,534,043,260	USD	1,029,373	(27,196)
TD Securities	05/06/2026	USD	397,287	EUR	345,000	(2,193)
UBS AG	06/17/2026	AUD	772,509	USD	543,144	(10,771)
UBS AG	06/17/2026	USD	264,402	AUD	384,658	(684)
UBS AG	06/17/2026	USD	706,117	EUR	608,864	(173)
Wells Fargo	04/24/2026	USD	6,395	EUR	5,535	(10)
Net Unrealized Appreciation (Depreciation)						$143,765

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

Wilshire Income Opportunities Fund
Schedule of Interest Rate Swap Contracts
March 31, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	1 mo. SOFR	3.46%	02/25/2027		$4,600,000	$11,450
Receive	1 mo. SOFR	3.30%	02/24/2028		$4,100,000	26,866
Receive	1 mo. SOFR	3.30%	03/15/2028		$3,698,000	8,804
Receive	1 mo. SOFR	3.39%	02/04/2029		$4,635,000	17,947
Receive	1 mo. SOFR	3.43%	03/17/2029		$1,321,000	599
Receive	1 mo. SOFR	3.37%	02/23/2031		$3,425,000	38,943
Receive	1 mo. SOFR	3.50%	02/24/2033		$1,930,000	24,318
Receive	1 mo. SOFR	3.61%	02/25/2036		$650,000	12,853
Receive	1 mo. SOFR	4.61%	02/14/2046		$751,250	(331)
Receive	1 mo. SOFR	4.05%	02/24/2057		$72,027	916
Receive	6 mo. WIBOR	4.08%	10/25/2035	PLN	2,136,000	32,597
Receive	US CPI-U	2.41%	03/27/2036		$731,000	27,309
Pay	1 mo. ESTR	2.59%	03/26/2028	EUR	900,000	780
Pay	1 mo. SOFR	2.99%	03/03/2028		$2,201,000	(11,786)
Pay	1 mo. SOFR	3.28%	03/13/2029		$1,279,000	(2,279)
Pay	1 mo. SOFR	4.13%	03/27/2036		$751,000	(157)
Pay	1 mo. SOFR	4.01%	02/17/2057		$44,000	(803)
Pay	1 mo. SOFR	4.04%	02/22/2057		$330,480	(4,477)
Pay	1 mo. SOFR	3.95%	03/02/2057		$176,000	(5,022)
Pay	1 mo. SOFR	3.96%	03/12/2057		$72,000	(1,915)
Pay	12 mo. SONIA	4.31%	03/19/2028	GBP	1,100,000	1,312
Pay	3 mo. BBSW	4.69%	03/25/2028	AUD	1,000,000	709
Pay	3 mo. JIBAR	7.61%	03/25/2031	ZAR	5,081,000	(1,024)
Pay	CDI	13.68%	01/02/2029	BRL	3,899,365	2,190
Pay	CDI	14.02%	01/02/2029	BRL	1,988,716	4,177
Pay	CDI	13.90%	01/02/2029	BRL	1,232,063	1,757
Pay	CORRA	2.78%	03/20/2028	CAD	1,500,000	1,441
Pay	US CPI-U	2.46%	03/27/2031		$731,000	(28,604)
Total Interest Rate Swaps						$158,570

Morgan Stanley is the counterparty for the interest rate swaps in the Fund.
There were no upfront premiums paid or received on the interest rate swaps.
Interest rate swaps settle net cash flows on a periodic basis, with payment frequencies including monthly, quarterly, semi‑annual, and annual intervals, as well as certain contracts that settle upon termination.

BBSW - Bank Bill Swap Rate was 4.44% as of March 31, 2026.
CDI - Brazil Interbank Deposit Rate was 14.80% as of March 31, 2026.
CORRA - Canadian Overnight Repo Rate Average was 2.27% as of March 31, 2026.
ESTR - Euro Short-Term Rate was 1.93% as of March 31, 2026.
JIBAR - Johannesburg Interbank Agreed Rate was 6.75% as of March 31, 2026.
SOFR - Secured Overnight Financing Rate was 3.68% as of March 31, 2026.
SONIA - Sterling Overnight Index Average was 4.11% as of March 31, 2026.
US CPI-U - Consumer Price Index for all Urban Consumers was 3.27 as of March 31, 2026.
WIBOR - Warsaw Interbank Offered Rate was 3.96% as of March 31, 2026.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
PLN - Polish Zloty
ZAR - South African Rand

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Buy Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Buy Protection:
CDX.EM.44.V1 (BUY PROTECTION)	(1.00)%	Quarterly	12/20/2030	$7,275,000	$143,529	$146,572	$(3,043)
	0.000%				$143,529	$146,572	$(3,043)
* Centrally cleared swap.

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
ITRAXX.EUR.45.V1 (SELL PROTECTION)	1.00%	Quarterly	06/20/2031	$2,510,000	$40,773	$45,388	$(4,615)
CDX.NA.HY.46.V1 (SELL PROTECTION)	5.00%	Quarterly	06/20/2031	7,178,000	358,433	283,117	75,316
	0.000%				$399,206	$328,505	$70,701
* Centrally cleared swap.

Morgan Stanley is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Wilshire Income Opportunities Fund
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
TRSWAP: IBOXXLLTR INDEX	Morgan Stanley	Receive	Floating	Quarterly	06/20/2026	$1,468,824	$(32,991)
Net Unrealized Appreciation (Depreciation)						0	(32,991)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
USD/MXN Volatility	0.00%	Bank of America Securities, Inc.	06/16/2026	Termination	$(1,273,704)	$0
USD/ZAR Volatility	9.80%	Bank of America Securities, Inc.	04/09/2026	Termination	(4,000)	310
USD/ZAR Volatility	10.30%	BNP Paribas Securities Corp.	04/23/2026	Termination	(1,000)	81
USD/ZAR Volatility	10.35%	Bank of America Securities, Inc.	04/23/2026	Termination	(2,000)	160
Net Unrealized Appreciation (Depreciation)						$551

There are no upfront payments or receipts associated with volatility swaps in the Fund as of March 31, 2026.

BRL - Brazilian Real
MXN - Mexican Peso
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Wilshire Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$55,642,925	$2,312	$55,645,237
Collateralized Mortgage Obligations	–	44,772,312	–	44,772,312
Bank Loans	–	12,607,999	–	12,607,999
Asset-Backed Securities	–	12,533,941	–	12,533,941
Foreign Government Debt Obligations	–	11,750,122	–	11,750,122
U.S. Treasury Securities	–	9,748,290	–	9,748,290
Affiliated Registered Investment Companies	6,570,644	–	–	6,570,644
Collateralized Loan Obligations	–	5,932,405	–	5,932,405
Foreign Government Agency Issues	–	2,386,084	–	2,386,084
Preferred Stocks	1,970,008	–	–	1,970,008
Convertible Preferred Stocks	1,736,378	–	–	1,736,378
Mortgage-Backed Securities	–	1,460,627	–	1,460,627
Convertible Bonds	–	1,311,151	–	1,311,151
U.S. Government Agency Issues	–	84,999	–	84,999
Purchased Options	–	56,861	–	56,861
Written Options	–	24,768	–	24,768
Common Stocks	–	–	6,086	6,086
Total Investments	$10,277,030	$158,312,484	$8,398	$168,597,912

Other Financial Instruments:
Credit Default Swaps *	$–	$75,316	$–	$75,316
Forward Currency Contracts *	–	258,601	–	258,601
Futures Contracts *	252,773	–	–	252,773
Interest Rate Swaps *	–	214,968	–	214,968
Volatility Swaps *	–	551	–	551
Total Other Financial Instruments	$252,773	$549,436	$–	$802,209

Liabilities:
Investments:
Written Options	$–	$(171,348)	$–	$(171,348)
Purchased Options	–	(15,213)	–	(15,213)
Total Investments	$–	$(186,561)	$–	$(186,561)
Other Financial Instruments:
Futures Contracts *	$(1,189,924)	$–	$–	$(1,189,924)
Forward Currency Contracts *	–	(114,836)	–	(114,836)
Interest Rate Swaps *	–	(56,398)	–	(56,398)
Total Return Swaps *	–	(32,991)	–	(32,991)
Credit Default Swaps *	–	(7,658)	–	(7,658)
Total Other Financial Instruments	$(1,189,924)	$(211,883)	$–	$(1,401,807)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Wilshire Income Opportunities Fund - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Voya VACS Series EMHCD Fund	$2,030,894	$21,166	$–	$–	$(51,960)	$2,000,100	191,764	$31,859	$–
Voya VACS Series HYB Fund	4,608,307	47,558	–	–	(85,321)	4,570,544	449,414	71,742	–
	$6,639,201	$68,724	$–	$–	$(137,281)	$6,570,644	641,178	$103,601	$–